Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.5%
Alabama Federal Aid Highway Finance
Authority
Series B , RB , 5.00% , 09/01/24 ......... USD 650 $ 651,791
Series B , RB , 5.00% , 09/01/25 ......... 1,055 1,073,922
Series 2015 , RB , 3.10% , 09/01/29 ...... 1,750 1,746,294
Series 2015 , RB , 5.00% , 09/01/30 ...... 6,015 6,030,095
Series 2015 , RB , 4.00% , 09/01/31 ...... 20,000 20,002,248
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,312,581
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,312,581
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,527,492
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,182,441
Alabama Public School & College Authority
Series 2013A , RB , 3.25% , 06/01/24 ..... 10 10,000
Series 2020A , RB , 5.00% , 11/01/24 ..... 5,365 5,393,417
Series 2014B , RB , 5.00% , 01/01/25 ..... 4,005 4,008,083
Series 2020A , RB , 5.00% , 11/01/25 ..... 5,760 5,882,997
Series 2014B , RB , 5.00% , 01/01/26 ..... 2,475 2,477,184
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,239,770
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 440,259
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,671,807
Auburn Water Works Board, Series 2015, RB,
5.00%, 09/01/40 ................. 2,500 2,541,782
State of Alabama, Series 2014A, GO,
5.00%, 08/01/24 ................. 95 95,172
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,097,532
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,020 4,188,024
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,235,279
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,815 10,225,237
116,345,988
Alaska — 0.1%
State of Alaska, Series 2016A, GO,
5.00%, 08/01/27 ................. 5,460 5,539,468
Arizona — 1.2%
Arizona Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 07/01/24 ...... 680 680,592
Series 2015 , RB , 5.00% , 07/01/25 ...... 115 115,072
Series 2015 , RB , 5.00% , 07/01/26 ...... 370 370,233
Series 2016 , RB , 5.00% , 07/01/27 ...... 1,480 1,526,500
Arizona Transportation Board
Series 2014 , RB , 5.00% , 07/01/24 ...... 4,770 4,774,153
Series 2016 , RB , 5.00% , 07/01/24 ...... 115 115,100
Series 2018 , RB , 5.00% , 07/01/25 ...... 885 899,661
Series 2016 , RB , 5.00% , 07/01/26 ...... 180 185,943
Arizona Water Infrastructure Finance Authority,
Series 2014A, RB, 5.00%, 10/01/24 ..... 575 577,135
City of Chandler, Series 2014, GO,
5.00%, 07/01/24 ................. 4,020 4,023,237
City of Phoenix
Series 2014 , GO , 4.00% , 07/01/24 ...... 830 829,947
Series 2014 , GO , 4.00% , 07/01/24 ...... 65 64,994
Series 2016 , GO , 5.00% , 07/01/24 ...... 450 450,323
Series 2016 , GO , 5.00% , 07/01/27 ...... 335 345,729
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/24 ..... 2,345 2,346,833
Series B , RB , 5.00% , 07/01/24 ......... 245 245,207
Series 2014B , RB , 5.00% , 07/01/25 ..... 4,615 4,619,150
Series 2021B , RB , 5.00% , 07/01/25 ..... 4,850 4,928,675
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,434,709
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2014A , RB , 5.00% , 07/01/39 ..... USD 15,000 $ 15,010,049
Maricopa County Unified School District
No. 48 Scottsdale, Series 2017, GO,
5.00%, 07/01/27 ................. 180 188,578
Maricopa County Unified School District
No. 97-Deer Valley, Series 2019E, GO,
5.00%, 07/01/24 .................
4,800 4,803,637
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/25 ..... 3,380 3,407,365
Series 2017A , RB , 5.00% , 01/01/25 ..... 480 483,886
Series 2019A , RB , 5.00% , 01/01/25 ..... 275 277,226
Series 2021A , RB , 5.00% , 01/01/25 ..... 2,840 2,862,993
Series 2017A , RB , 5.00% , 01/01/26 ..... 490 502,122
Series 2020A , RB , 5.00% , 01/01/26 ..... 2,700 2,766,797
Series 2021A , RB , 5.00% , 01/01/26 ..... 8,645 8,858,874
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 150,979
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,572,099
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,070 2,188,958
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,620 4,788,645
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 5,968,262
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/36 .......... 2,000 2,097,833
University of Arizona (The)
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,469
Series A , RB , 5.00% , 06/01/26 ......... 975 989,106
Series 2016 , RB , 5.00% , 06/01/27 ...... 155 159,879
99,625,950
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 361,709
University of Arkansas
Series A , RB , 5.00% , 11/01/39 ......... 1,135 1,140,950
Series A , RB , 5.00% , 11/01/41 ......... 825 829,325
2,331,984
California — 13.5%
Bay Area Toll Authority
Series 2018A , RB , VRDN 2.63% , 04/01/26
(a)
860 835,545
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 4.00% , 05/31/24
(a)
........... 7,310 7,310,000
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,777,092
Beverly Hills Unified School District, Series B,
GO, 5.00%, 08/01/24 .............. 610 611,264
California Educational Facilities Authority,
Series 2009C, RB, 5.25%, 10/01/24 ..... 8,195 8,236,773
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/24 ...... 1,600 1,607,598
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,214,509
California State Public Works Board
Series 2022A , RB , 5.00% , 08/01/24 ..... 1,500 1,502,884
Series 2014A , RB , 5.00% , 09/01/24 ..... 295 295,899
Series B , RB , 5.00% , 10/01/24 ......... 65 65,279
Series B , RB , 5.00% , 10/01/24 ......... 1,145 1,149,873
Series 2018A , RB , 5.00% , 05/01/25 ..... 1,060 1,074,740
Series F , RB , 5.00% , 05/01/25 ......... 325 329,519
Series 2022A , RB , 5.00% , 08/01/25 ..... 3,000 3,054,160
Series 2014A , RB , 5.00% , 09/01/25 ..... 1,265 1,269,365
Series B , RB , 5.00% , 10/01/25 ......... 20 20,436
Series B , RB , 5.00% , 10/01/25 ......... 320 326,640
Series F , RB , 5.00% , 05/01/26 ......... 290 293,565
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,070,065

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2014B , RB , 5.00% , 10/01/26 ..... USD 600 $ 602,294
Series B , RB , 5.00% , 10/01/26 ......... 140 145,108
Series B , RB , 5.00% , 10/01/26 ......... 5 5,197
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 695,413
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,800 16,451,151
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,202,253
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,571,725
Series 2014C , RB , 5.25% , 10/01/27 ..... 1,050 1,055,100
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,300 4,547,327
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,194,533
California State University
Series 2016A , RB , 5.00% , 11/01/24 ..... 2,115 2,126,510
Series 2021A , RB , 5.00% , 11/01/24 ..... 2,300 2,312,517
Series 2015A , RB , 5.00% , 11/01/25 ..... 3,195 3,265,247
Series 2016A , RB , 5.00% , 11/01/25 ..... 2,055 2,100,182
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 356,277
Series 2014A , RB , 5.00% , 11/01/28 ..... 7,010 7,049,043
Series 2014A , RB , 5.00% , 11/01/29 ..... 1,820 1,830,137
Chino Basin Regional Financing Authority,
Series 2020B, RB, 4.00%, 11/01/25 ..... 9,065 9,137,727
City of Los Angeles
Series 2023 , RB , 5.00% , 06/27/24 ...... 9,000 9,004,980
Series 2018B , RB , 5.00% , 06/01/25 ..... 640 650,953
Series D , RB , 5.00% , 06/01/25 ......... 90 91,540
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 713,208
Series A , RB , 5.00% , 06/01/27 ......... 170 172,501
Series D , RB , 5.00% , 06/01/27 ......... 50 50,736
City of San Francisco
Series A , RB , 5.00% , 11/01/24 ......... 4,915 4,946,015
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,685 1,711,412
Series A , RB , 5.00% , 11/01/25 ......... 4,890 5,007,846
Series D , RB , 5.00% , 11/01/25 ......... 325 332,832
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,846,454
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,183,226
Coast Community College District, Series 2015,
GO, 0.00%, 08/01/33
(b)
............. 500 340,790
Contra Costa Transportation Authority Sales
Tax, Series 2018B, RB, 5.00%, 03/01/26 .. 3,290 3,391,642
Corona-Norco Unified School District, Series A,
GO, 5.00%, 08/01/40 .............. 795 809,180
East Bay Municipal Utility District Water System
Series 2014B , RB , 5.00% , 06/01/24 ..... 850 850,000
Series 2014B , RB , 5.00% , 06/01/25 ..... 510 518,828
East Side Union High School District, Series
2024A, GO, 5.00%, 08/01/29 (AGM) ..... 2,860 3,124,229
El Camino Community College District
Foundation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,527,697
Series 2012C , GO , 0.00% , 08/01/27 ..... 5,700 5,113,086
Foothill-De Anza Community College District
(b)
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC ) ..................... 1,220 1,134,290
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 1,250 1,123,384
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 4,000 3,594,827
Fresno Unified School District, Series D, GO,
4.00%, 08/01/47 ................. 45 45,019
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 12,398,157
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 32,000 32,618,787
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 41,477
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/24 ......... 125 125,061
Security
Par (000)
Par (000) Value
California (continued)
Series 2015A , GO , 5.00% , 08/01/24 ..... USD 1,280 $ 1,282,653
Series 2015C , GO , 5.00% , 08/01/24 ..... 240 240,497
Series C-1 , GO , 5.00% , 08/01/24 ....... 1,685 1,688,493
Series 2015A , GO , 5.00% , 08/01/25 ..... 285 285,623
Series C-1 , GO , 5.00% , 08/01/25 ....... 10,780 10,985,981
Series 2015A , GO , 5.00% , 08/01/27 ..... 305 305,667
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,546,904
Series D , GO , 5.00% , 08/01/28 ........ 11,375 12,181,881
Series 2024 , GO , 5.00% , 08/01/29
(c)
..... 3,660 3,983,226
Series 2015A , GO , 4.00% , 08/01/32 ..... 275 275,166
Series 2015A , GO , 4.00% , 08/01/33 ..... 575 575,347
Series G , GO , 4.00% , 08/01/39 ........ 3,550 3,552,141
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/24 ..... 3,255 3,255,000
Series 2021A , RB , 5.00% , 06/01/24 ..... 3,240 3,240,000
Series 2016A , RB , 5.00% , 07/01/24 ..... 285 285,261
Series 2017A , RB , 5.00% , 07/01/24 ..... 120 120,110
Series 2019A , RB , 5.00% , 07/01/24 ..... 220 220,202
Series 2022A , RB , 5.00% , 07/01/24 ..... 2,250 2,252,061
Series 2016A , RB , 5.00% , 06/01/25 ..... 20 20,336
Series 2020A , RB , 5.00% , 06/01/25 ..... 1,065 1,083,435
Series 2016A , RB , 5.00% , 07/01/25 ..... 820 835,134
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,230,725
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,320,445
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 67,075
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 84,241
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,333
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 105,451
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,650,268
Los Angeles Department of Water & Power
Series 2019B , RB , 5.00% , 07/01/24 ..... 2,070 2,072,143
Series 2014C , RB , 5.00% , 07/01/25 ..... 415 415,472
Series 2018B , RB , 5.00% , 07/01/25 ..... 980 995,097
Series 2020A , RB , 5.00% , 07/01/25 ..... 9,335 9,500,330
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,642,853
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 212,181
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 5,085,775
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 76,852
Series 2020A , RB , 5.00% , 07/01/27 ..... 160 168,337
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 110,471
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,682,379
Series 2023F, Sub-Series F-2 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
3.80% , 05/31/24
(a)
............... 7,000 7,000,000
Los Angeles Department of Water & Power
Water System
Series 2018B , RB , 5.00% , 07/01/24 ..... 25 25,026
Series 2018A , RB , 5.00% , 07/01/25 ..... 20 20,376
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,254,144
Series 2016B , RB , 5.00% , 07/01/26 ..... 590 606,000
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 184,304
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 76,876
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 168,433
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,407,117
Los Angeles Unified School District
Series 2015A , GO , 5.00% , 07/01/24 ..... 6,890 6,895,657
Series C , GO , 5.00% , 07/01/24 ........ 1,105 1,105,907
Series B , GO , 5.00% , 07/01/24 ........ 4,635 4,638,806
Series 2021A , GO , 5.00% , 07/01/24 ..... 6,135 6,140,037
Series 2020RYQ , GO , 5.00% , 07/01/24 ... 85 85,077
Series 2019A , GO , 5.00% , 07/01/24 ..... 2,530 2,532,077
Series 2020C , GO , 5.00% , 07/01/24 ..... 315 315,259
Series 2017A , GO , 5.00% , 07/01/24 ..... 16,630 16,643,655
Series 2016A , GO , 5.00% , 07/01/24 ..... 1,060 1,060,870

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , GO , 5.00% , 07/01/25 ..... USD 4,285 $ 4,357,699
Series 2019A , GO , 5.00% , 07/01/25 ..... 1,380 1,403,413
Series C , GO , 5.00% , 07/01/25 ........ 5,100 5,108,381
Series 2020A , GO , 5.00% , 07/01/25 ..... 135 137,290
Series 2016A , GO , 5.00% , 07/01/25 ..... 455 462,719
Series 2020C , GO , 5.00% , 07/01/25 ..... 5,055 5,140,763
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 413,524
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 108,550
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 3,008,384
Series C , GO , 5.00% , 07/01/26 ........ 290 290,477
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 258,452
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,880 4,011,179
Series D , GO , 5.00% , 07/01/26 ........ 160 160,263
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,095 1,130,308
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,529,599
Series 2019A , GO , 5.00% , 07/01/27 ..... 140 147,253
Series 2024A , GO , 5.00% , 07/01/28 ..... 3,695 3,948,587
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,820 7,413,225
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,300 2,288,096
Marin Community College District, Series A,
GO, 5.00%, 08/01/41 .............. 7,500 7,772,900
Metropolitan Water District of Southern
California
Series 2017A , RB , 2.25% , 07/01/24 ..... 590 588,791
Series 2019A , RB , 5.00% , 07/01/24 ..... 1,325 1,326,088
Series 2020A , RB , 5.00% , 07/01/24 ..... 1,815 1,816,490
Series 2022A , RB , 5.00% , 10/01/24 ..... 1,920 1,929,382
Series 2017A , RB , 2.50% , 07/01/25 ..... 595 585,039
Series 2015A , RB , 5.00% , 07/01/25 ..... 2,545 2,592,786
Series 2019A , RB , 5.00% , 07/01/25 ..... 550 560,327
Series 2022A , RB , 5.00% , 10/01/25 ..... 1,445 1,478,618
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,223,745
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 245,726
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,139,188
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 5,000 5,094,914
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 1,000 1,041,129
Oakland Unified School District, Series 2015A,
GO, 5.00%, 08/01/40 .............. 4,000 4,075,931
Orange County Sanitation District, Series
2017A, RB, 5.00%, 02/01/27 ......... 3,225 3,376,825
Orange County Water District
Series 2021A , COP , 4.00% , 02/15/25 .... 8,125 8,148,064
Series 2003A , COP , VRDN ( Bank of America
NA LOC ), 2.35% , 06/05/24
(a)
........ 25,000 25,000,000
Palomar Community College District, Series C,
GO, 5.00%, 08/01/44 .............. 25,175 25,638,462
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 5,000 4,468,148
Regents of the University of California Medical
Center Pooled, Series 2020O-2, RB, VRDN,
3.90%, 06/03/24
(a)
................ 900 900,000
Riverside Community College District
(b)
Series E , GO , 0.00% , 08/01/35 ........ 3,000 1,759,747
Series E , GO , 0.00% , 08/01/38 ........ 5,500 2,749,157
Series E , GO , 0.00% , 08/01/39 ........ 2,420 1,146,244
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/24 ...... 875 875,781
Series 2017E , RB , 5.00% , 08/15/24 ..... 370 370,971
Series 2022J , RB , 5.00% , 08/15/24 ..... 545 546,496
Series 2022J , RB , 5.00% , 08/15/25 ..... 1,950 1,989,933
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 674,202
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,383,079
Security
Par (000)
Par (000) Value
California (continued)
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/25 ......... USD 330 $ 331,946
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 6,981,974
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,292,213
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,500,617
San Diego County Regional Transportation
Commission
Series 2016A , RB , 5.00% , 04/01/25 ..... 2,135 2,164,878
Series 2023A , RB , 5.00% , 04/01/28 ..... 555 593,309
San Diego Public Facilities Financing Authority,
Series 2015, RB, 5.00%, 05/15/25 ...... 450 456,922
San Diego Unified School District
Series 2024A , RB , 5.00% , 06/28/24 ..... 6,615 6,619,711
Series 2009-1 , GO , 6.00% , 07/01/33 ..... 7,000 7,011,417
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 5.00% , 08/01/25 ..... 275 280,255
Series 2019F-1 , GO , 5.00% , 08/01/25 .... 100 101,911
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016D,
RB, 5.00%, 05/01/25 .............. 2,320 2,350,800
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,960,564
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,118,726
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,073,631
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,174,258
San Jose Evergreen Community College
District, Series C, GO, 4.00%, 09/01/40 ... 12,155 12,163,210
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 3,000 2,684,418
San Mateo County Community College
District, Series 2006B, GO, 0.00%, 09/01/27
(NPFGC)
(b)
.................... 1,000 890,754
San Mateo County Transit District Sales Tax,
Series 2020B, RB, VRDN (Bank of America
NA LOC), 3.80%, 05/31/24
(a)
......... 10,455 10,455,000
San Mateo Foster City Public Financing
Authority, Series 2021B, RB,
5.00%, 08/01/25 ................. 27,420 27,924,791
Santa Clara Valley Transportation Authority,
Series 2018A, RB, 5.00%, 06/01/24 ..... 710 710,000
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,249,264
Santa Monica Community College District
Series 2009C , GO , 0.00% , 08/01/25
(b)
.... 1,930 1,850,995
Series 2010E , GO , 0.00% , 08/01/26
(b)
.... 500 462,509
Series 2009C , GO , 0.00% , 08/01/28
(b)
.... 1,000 860,576
Series 2014B , GO , 4.00% , 08/01/44 ..... 31,715 31,726,402
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/24 ..... 430 430,408
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 4.07% , 05/30/24
(a)
....... 26,700 26,700,000
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,000 1,018,410
State of California
Series B , GO , 5.00% , 08/01/24 ........ 570 570,845
Series 2016 , GO , 5.00% , 08/01/24 ...... 12,770 12,788,929
GO , 5.00% , 08/01/24 ............... 4,575 4,581,782
Series B , GO , 5.00% , 09/01/24 ........ 850 852,026
GO , 5.00% , 09/01/24 ............... 14,870 14,905,425
GO , 4.00% , 10/01/24 ............... 1,865 1,865,293
GO , 5.00% , 10/01/24 ............... 32,165 32,273,438
GO , 4.00% , 11/01/24 ............... 220 220,273
Series 2017 , GO , 5.00% , 11/01/24 ...... 5,050 5,076,657

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 11/01/24 ............... USD 675 $ 678,563
GO , 5.00% , 12/01/24 ............... 315 315,256
Series 2003 , GO , 5.50% , 02/01/25 ...... 1,025 1,038,002
GO , 3.00% , 03/01/25 ............... 7,000 6,944,415
GO , 5.00% , 03/01/25 ............... 5,415 5,473,751
Series A , GO , 4.00% , 04/01/25 ........ 3,890 3,906,878
GO , 5.00% , 04/01/25 ............... 275 278,416
GO , 5.00% , 05/01/25 ............... 180 180,146
Series 2016 , GO , 5.00% , 08/01/25 ...... 895 911,158
GO , 5.00% , 08/01/25 ............... 7,660 7,798,288
Series C , GO , 5.00% , 08/01/25 ........ 940 956,970
GO , 5.00% , 09/01/25 ............... 1,305 1,329,850
Series B , GO , 5.00% , 09/01/25 ........ 240 244,654
GO , 5.00% , 10/01/25 ............... 36,145 36,870,171
GO , 5.00% , 11/01/25 ............... 14,330 14,647,054
Series 2017 , GO , 5.00% , 11/01/25 ...... 3,500 3,577,438
GO , 5.00% , 12/01/25 ............... 10,130 10,358,816
GO , 3.00% , 03/01/26 ............... 800 787,034
GO , 5.00% , 03/01/26 ............... 8,905 8,995,633
GO , 5.00% , 04/01/26 ............... 15,705 16,160,346
GO , 4.00% , 08/01/26 ............... 285 288,642
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 366,872
Series C , GO , 5.00% , 08/01/26 ........ 160 165,351
GO , 5.00% , 08/01/26 ............... 10,125 10,446,491
GO , 4.00% , 09/01/26 ............... 240 243,218
Series C , GO , 5.00% , 09/01/26 ........ 285 290,122
GO , 5.00% , 09/01/26 ............... 11,685 12,092,115
GO , 4.00% , 10/01/26 ............... 7,525 7,630,779
GO , 5.00% , 10/01/26 ............... 2,060 2,132,254
GO , 4.00% , 11/01/26 ............... 9,755 9,898,639
GO , 5.00% , 11/01/26 ............... 3,395 3,522,974
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 2,993,749
GO , 5.00% , 12/01/26 ............... 4,660 4,842,444
GO , 5.00% , 04/01/27 ............... 6,870 7,178,477
GO , 5.00% , 08/01/27 ............... 9,170 9,618,059
Series C , GO , 5.00% , 08/01/27 ........ 175 183,856
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,736,396
GO , 4.00% , 09/01/27 ............... 5,580 5,699,737
Series C , GO , 5.00% , 09/01/27 ........ 215 218,671
GO , 5.00% , 09/01/27 ............... 3,530 3,667,653
GO , 4.00% , 10/01/27 ............... 1,225 1,252,075
GO , 5.00% , 10/01/27 ............... 2,465 2,590,343
GO , 5.00% , 11/01/27 ............... 32,920 34,723,137
GO , 5.00% , 04/01/28 ............... 11,505 12,215,189
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,912,464
GO , 5.00% , 10/01/28 ............... 14,310 15,317,425
GO , 5.00% , 11/01/28 ............... 16,250 17,418,268
GO , 5.00% , 12/01/28 ............... 6,505 6,982,482
GO , 5.00% , 04/01/29 ............... 7,265 7,841,344
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/24 ........ 5,620 5,664,830
Series AW , RB , 5.00% , 12/01/24 ....... 15 15,120
Series AX , RB , 5.00% , 12/01/24 ........ 170 171,356
Series BB , RB , 5.00% , 12/01/24 ........ 5,330 5,372,516
Series 2016 , RB , 5.00% , 12/01/25 ...... 55 56,480
Series AS , RB , 5.00% , 12/01/25 ........ 350 352,911
Series AX , RB , 5.00% , 12/01/25 ........ 3,115 3,198,804
Series BA , RB , 5.00% , 12/01/25 ........ 1,645 1,689,256
Series BB , RB , 5.00% , 12/01/25 ........ 225 231,053
Series AX , RB , 5.00% , 12/01/26 ........ 70 73,160
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,806
Series BB , RB , 5.00% , 12/01/26 ........ 295 308,318
Series AR , RB , 5.00% , 12/01/27 ........ 5,690 5,690,000
Security
Par (000)
Par (000) Value
California (continued)
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... USD 10 $ 10,067
Series 2015I , RB , 5.00% , 05/15/25 ...... 445 452,087
Series 2015AO , RB , 5.00% , 05/15/25 .... 1,550 1,574,686
Series 2015AO , RB , 5.00% , 05/15/26 .... 375 380,345
Series 2015I , RB , 5.00% , 05/15/26 ...... 1,060 1,075,109
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 211,919
Series 2017AY , RB , 5.00% , 05/15/26 .... 680 702,952
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 977,689
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,539,068
Series 2015I , RB , 5.00% , 05/15/28 ...... 2,250 2,279,158
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,363,128
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,208,252
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 10,876,000
Series 2013AL-3 , RB , VRDN
3.80% , 05/30/24
(a)
............... 1,700 1,700,000
Series 2023BP-2 , RB , VRDN
3.80% , 05/30/24
(a)
............... 7,000 7,000,000
1,161,195,268
Colorado — 1.1%
City & County of Denver
Series 2022A , GO , 5.00% , 08/01/24 ..... 2,570 2,574,321
Series 2016A , RB , 5.00% , 11/15/24 ..... 5,445 5,476,969
Series 2019B , GO , 5.00% , 08/01/25 ..... 1,325 1,348,496
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,125 1,149,661
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,550,064
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,524,100
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,407,576
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,536
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,694,904
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,138,150
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,790,194
City of Colorado Springs
Series 2020A , RB , 5.00% , 11/15/25 ..... 905 925,509
Series 2020B , RB , 5.00% , 11/15/25 ..... 1,010 1,032,888
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 571,066
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,069,496
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,069,496
Denver City & County School District No. 1
Series 2017 , GO , 5.00% , 12/01/24 ( SAW ) . 890 895,540
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 335 342,839
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,605,065
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,159,089
Series 2004A , RB , 0.00% , 09/01/28
( NPFGC ) ..................... 4,500 3,823,181
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/27 ..... 5,000 5,273,338
State of Colorado, Series 2019O, COP,
5.00%, 03/15/25 ................. 225 227,517
University of Colorado
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,318,826
Series 2021C-3A , RB , VRDN
2.00% , 10/15/25
(a)
............... 250 242,602
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(a)
............... 250 236,907
Series 2019C , RB , VRDN 2.00% , 10/15/24
(a)
2,500 2,481,585
87,939,915
Connecticut — 2.1%
Connecticut State Health & Educational
Facilities Authority
(a)
Series 2015A , RB , VRDN 0.38% , 07/12/24 3,265 3,247,400

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2017C-1 , RB , VRDN 5.00% , 02/01/28 USD 1,035 $ 1,095,997
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 4,000 3,915,146
Hartford County Metropolitan District
Clean Water Project, Series 2014A, RB,
5.00%, 11/01/34 ................. 1,000 1,005,038
State of Connecticut
Series 2018C , GO , 4.00% , 06/15/24 ..... 50 50,001
Series 2021D , GO , 5.00% , 07/15/24 ..... 5,560 5,567,113
Series 2021C , GO , 5.00% , 07/15/24 ..... 1,070 1,071,369
Series 2018E , GO , 5.00% , 09/15/24 ..... 1,765 1,771,034
Series 2018F , GO , 5.00% , 09/15/24 ..... 4,045 4,058,828
Series 2022D , GO , 5.00% , 09/15/24 ..... 1,000 1,003,419
Series E , GO , 5.00% , 10/15/24 ........ 185 185,851
Series 2022A , GO , 4.00% , 01/15/25 ..... 12,335 12,363,880
Series 2020A , GO , 5.00% , 01/15/25 ..... 6,065 6,115,813
Series 2019B , GO , 5.00% , 02/15/25 ..... 7,670 7,744,595
Series 2024C , GO , 5.00% , 03/01/25 ..... 14,405 14,555,393
Series 2018B , GO , 5.00% , 04/15/25 ..... 635 642,971
Series 2019A , GO , 5.00% , 04/15/25 ..... 4,615 4,672,932
Series A , GO , 5.00% , 04/15/25 ........ 560 567,030
Series 2016B , GO , 5.00% , 05/15/25 ..... 2,635 2,671,883
Series 2021B , GO , 3.00% , 06/01/25 ..... 1,535 1,522,239
Series 2018F , GO , 5.00% , 09/15/25 ..... 2,140 2,184,329
Series F , GO , 5.00% , 11/15/25 ......... 565 577,340
Series H , GO , 5.00% , 11/15/25 ........ 30 30,655
Series 2021A , GO , 4.00% , 01/15/26 ..... 2,285 2,305,260
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,815 1,831,093
Series 2024A , GO , 5.00% , 01/15/26 ..... 9,380 9,609,397
Series 2020A , GO , 5.00% , 01/15/26 ..... 1,300 1,331,793
Series 2019B , GO , 5.00% , 02/15/26 ..... 3,075 3,154,259
Series B , GO , 5.00% , 04/15/26 ........ 45 46,256
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,086,443
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 872,895
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,577,378
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,637,086
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,657,357
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 109,461
Series B , GO , 5.00% , 04/15/27 ........ 75 78,186
Series 2016B , GO , 5.00% , 05/15/27 ..... 105 107,498
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,807,129
Series 2020C , GO , 4.00% , 06/01/27 ..... 1,020 1,036,731
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,165,432
Series 2021D , GO , 5.00% , 07/15/27 ..... 320 334,878
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,431,980
Series F , GO , 5.00% , 11/15/27 ......... 8,825 8,970,827
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,944,169
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,862,577
Series 2015B , GO , 5.00% , 06/15/28 ..... 1,300 1,314,346
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,550,467
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,195 1,272,726
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,353,167
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,754,706
State of Connecticut Clean Water Fund - State
Revolving Fund
Series B , RB , 5.00% , 06/01/24 ......... 25 25,000
Series 2015A , RB , 5.00% , 03/01/25 ..... 10 10,108
Series A , RB , 5.00% , 05/01/25 ......... 295 299,061
Series B , RB , 5.00% , 06/01/26 ......... 480 495,604
State of Connecticut Special Tax
Series A , RB , 5.00% , 08/01/24 ......... 1,480 1,482,977
Series A , RB , 5.00% , 09/01/24 ......... 2,630 2,638,368
Series 2018B , RB , 5.00% , 10/01/24 ..... 445 446,973
Series 2018C , RB , 5.00% , 10/01/24 ..... 615 617,727
Series 2021D , RB , 5.00% , 11/01/24 ..... 510 512,931
Series 2018A , RB , 5.00% , 01/01/25 ..... 895 902,566
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2020A , RB , 5.00% , 05/01/25 ..... USD 260 $ 263,743
Series 2021A , RB , 5.00% , 05/01/25 ..... 2,395 2,429,477
Series A , RB , 5.00% , 08/01/25 ......... 200 203,735
Series A , RB , 5.00% , 09/01/25 ......... 4,490 4,553,457
Series 2018B , RB , 5.00% , 10/01/25 ..... 540 551,589
Series 2018A , RB , 5.00% , 01/01/26 ..... 325 333,002
Series 2021C , RB , 5.00% , 01/01/26 ..... 1,750 1,793,088
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 319,335
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,168,389
Series A , RB , 5.00% , 08/01/26 ......... 710 720,557
Series A , RB , 5.00% , 09/01/26 ......... 125 129,049
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,440,539
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 149,889
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,080,480
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,163,717
Series 2021A , RB , 5.00% , 05/01/27 ..... 270 281,670
Series 2020A , RB , 5.00% , 05/01/27 ..... 145 151,267
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,861,701
Series B , RB , 5.00% , 08/01/27 ......... 20 20,264
Series A , RB , 5.00% , 09/01/27 ......... 240 246,606
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,317,673
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,881,891
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/25 ..... 1,035 1,045,178
Series 2022A , RB , 5.00% , 05/01/26 ..... 1,075 1,105,876
203,467,240
Delaware — 1.3%
County of New Castle
Series 2015 , GO , 5.00% , 10/01/27 ...... 10,235 10,438,161
Series 2015 , GO , 5.00% , 10/01/33 ...... 5,000 5,099,248
Series 2015 , GO , 5.00% , 10/01/35 ...... 3,000 3,059,549
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/24 ...... 42 42,032
Series 2017 , RB , 5.00% , 07/01/24 ...... 285 285,214
Series 2022 , RB , 5.00% , 07/01/24 ...... 1,120 1,120,842
Series 2020 , RB , 5.00% , 09/01/24 ...... 585 586,890
Series 2019 , RB , 5.00% , 07/01/25 ...... 500 508,283
Series 2020 , RB , 5.00% , 07/01/25 ...... 10 10,166
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,576,029
Series 2020 , RB , 5.00% , 09/01/26 ...... 195 201,453
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,545 4,836,185
State of Delaware
Series 2018A , GO , 5.00% , 02/01/25 ..... 4,325 4,367,698
Series 2022 , GO , 5.00% , 03/01/25 ...... 13,395 13,546,690
Series 2017A , GO , 5.00% , 01/01/26 ..... 4,355 4,464,253
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,460 6,622,061
Series 2021 , GO , 5.00% , 02/01/26 ...... 5,015 5,147,684
Series 2022 , GO , 5.00% , 03/01/26 ...... 40 41,114
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,625 1,692,965
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,761,289
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,155,958
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,781,933
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,717,775
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,240,210
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,102,769
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,591,121
Series 2023A , GO , 5.00% , 05/01/28 ..... 17,295 18,420,552
Series 2014B , GO , 5.00% , 07/01/28 ..... 1,000 1,000,710
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,168,053
106,586,887
District of Columbia — 1.6%
District of Columbia
Series 2016A , GO , 5.00% , 06/01/24 ..... 5 5,000

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2018B , GO , 5.00% , 06/01/24 ..... USD 1,000 $ 1,000,000
Series 2019A , GO , 5.00% , 10/15/24 ..... 90 90,437
Series 2021E , GO , 5.00% , 02/01/25 ..... 185 186,764
Series 2016A , GO , 5.00% , 06/01/25 ..... 2,095 2,127,381
Series 2017D , GO , 5.00% , 06/01/25 ..... 70 71,082
Series 2018B , GO , 5.00% , 06/01/25 ..... 325 330,023
Series 2019A , GO , 5.00% , 10/15/25 ..... 9,195 9,389,624
Series 2020 , RB , 5.00% , 12/01/25 ...... 1,000 1,020,635
Series 2021D , GO , 4.00% , 02/01/26 ..... 4,270 4,312,430
Series 2021E , GO , 5.00% , 02/01/26 ..... 125 128,244
Series 2015A , GO , 5.00% , 06/01/26 ..... 945 960,161
Series D , GO , 5.00% , 06/01/26 ........ 20 20,622
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 479,471
Series 2017D , GO , 5.00% , 06/01/26 ..... 45 46,400
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,198,931
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,982,290
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 162,556
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,885 8,218,172
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,894,012
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,168,347
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,355 2,489,822
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,296,808
Series 2023B , GO , 5.00% , 06/01/28 ..... 6,750 7,183,594
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,065,262
District of Columbia Income Tax
Series 2020B , RB , 5.00% , 10/01/24 ..... 14,480 14,540,838
Series 2014A , RB , 5.00% , 12/01/24 ..... 130 130,880
Series 2019A , RB , 5.00% , 03/01/25 ..... 830 838,964
Series 2019C , RB , 5.00% , 10/01/25 ..... 5,745 5,859,201
Series 2020B , RB , 5.00% , 10/01/25 ..... 195 198,876
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 153,969
Series 2020C , RB , 5.00% , 05/01/26 ..... 915 941,679
Series 2019C , RB , 5.00% , 10/01/26 ..... 8,135 8,441,096
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 18,116,967
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,567,523
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,005 1,058,968
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,435 11,024,949
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,574,746
District of Columbia Water & Sewer Authority
Series A , RB , 5.00% , 10/01/24 ......... 50 50,202
Series 2014C , RB , 5.00% , 10/01/25 ..... 770 772,996
Series B , RB , 5.00% , 10/01/25 ......... 195 198,927
Series 2014C , RB , 5.00% , 10/01/27 ..... 135 135,468
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/25 ..... 6,850 6,961,622
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 701,542
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 6,012,412
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,048,372
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,105,565
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,063,561
150,327,391
Florida — 1.6%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,358,377
Series 2021 , RB , 5.00% , 07/01/26 ( AGM ) . 5,185 5,343,098
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/25 ..... 2,515 2,555,298
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,156,715
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/24 ...... 2,440 2,448,732
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 236,445
Security
Par (000)
Par (000) Value
Florida (continued)
Florida Department of Environmental
Protection, Series 2015A, RB,
5.00%, 07/01/26 ................. USD 125 $ 126,957
Orlando Utilities Commission, Series 2020A,
RB, 5.00%, 10/01/26 .............. 10,610 10,990,454
School Board of Miami-Dade County (The)
Series 2015B , COP , 5.00% , 05/01/26 .... 2,240 2,265,458
Series 2015A , COP , 5.00% , 05/01/27 ( AGM ) 1,330 1,344,520
Series 2014D , COP , 5.00% , 11/01/27 .... 3,300 3,314,106
School District of Broward County
Series 2015B , COP , 5.00% , 07/01/25 .... 915 928,690
Series 2019A , COP , 5.00% , 07/01/27 .... 700 732,013
State of Florida
Series 2015B , GO , 5.00% , 06/01/24 ..... 690 690,000
Series 2022C , GO , 5.00% , 06/01/24 ..... 770 770,000
Series 2017C , GO , 5.00% , 06/01/24 ..... 3,000 3,000,000
Series 2015A , GO , 5.00% , 07/01/24 ..... 980 980,845
Series 2019A , GO , 5.00% , 07/01/24 ..... 810 810,699
Series 2020B , GO , 5.00% , 06/01/25 ..... 4,000 4,059,515
Series 2019C , GO , 5.00% , 06/01/25 ..... 2,870 2,912,702
Series 2016C , GO , 5.00% , 06/01/25 ..... 4,740 4,810,525
Series 2016G , GO , 5.00% , 06/01/25 ..... 1,000 1,014,879
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,879,310
Series 2022C , GO , 5.00% , 06/01/26 ..... 15,350 15,816,044
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 180,313
Series 2021B , GO , 5.00% , 06/01/26 ..... 715 736,708
Series 2015F , GO , 5.00% , 06/01/26 ..... 4,035 4,093,842
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,289,228
Series 2016C , GO , 5.00% , 06/01/27 ..... 380 390,935
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 11,002,700
Series 2023A , GO , 5.00% , 06/01/27 ..... 5,035 5,273,545
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,344,911
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,660,936
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,242,840
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 932,184
State of Florida Department of Transportation,
Series 2020, RB, 5.00%, 07/01/29 ...... 5,315 5,755,720
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/25 ..... 825 837,791
Series 2021C , RB , 5.00% , 07/01/25 ..... 5,425 5,509,109
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,805,092
State of Florida Lottery, Series 2016A, RB,
5.00%, 07/01/24 ................. 2,005 2,006,618
133,607,854
Georgia — 2.9%
Cherokee County Board of Education, Series B,
GO, 5.00%, 08/01/25 (SAW) ......... 3,245 3,250,345
City of Atlanta
Series 2018B , RB , 5.00% , 11/01/25 ..... 1,025 1,046,019
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,428,323
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,675,483
Series 2015 , GO , 5.00% , 12/01/27 ...... 4,750 4,782,796
Series 2022A-1 , GO , 5.00% , 12/01/27 .... 990 1,045,300
Series 2015 , GO , 5.00% , 12/01/32 ...... 5,000 5,034,523
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... 6,355 6,453,231
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,031,303
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,500 6,919,684
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 150,225
County of DeKalb, Series 2022, RB,
5.00%, 10/01/28 ................. 4,600 4,904,888

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. USD 10,110 $ 10,303,990
Forsyth County Water & Sewerage Authority,
Series 2015, RB, 5.00%, 04/01/41 ...... 7,750 7,841,891
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/25 ...... 500 508,071
Series 2022 , RB , 5.00% , 07/01/25 ...... 2,050 2,083,089
Series 2021 , RB , 5.00% , 07/01/26 ...... 620 639,758
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,666,466
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,095 2,197,549
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/24 ...... 2,210 2,210,000
Series 2020 , RB , 5.00% , 06/01/25 ...... 4,990 5,062,778
Gwinnett County School District
Series 2010 , GO , 5.00% , 02/01/25 ...... 4,065 4,103,238
Series 2022B , GO , 5.00% , 08/01/25 ..... 260 264,644
Series 2010 , GO , 5.00% , 02/01/26 ...... 2,505 2,528,775
Series 2022B , GO , 5.00% , 08/01/26 ..... 7,125 7,363,316
Series 2010 , GO , 5.00% , 02/01/27 ...... 1,000 1,009,044
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 934,770
Gwinnett County Water & Sewerage Authority
Series 2021 , RB , 4.00% , 08/01/24 ...... 13,405 13,409,432
Series 2021 , RB , 4.00% , 08/01/25 ...... 1,110 1,117,432
Series 2019 , RB , 5.00% , 08/01/27 ...... 565 594,289
Series 2020 , RB , 5.00% , 08/01/27 ...... 2,600 2,734,782
Henry County School District, Series 2016, GO,
5.00%, 08/01/26 (SAW) ............ 180 185,983
Metropolitan Atlanta Rapid Transit Authority
Series 2018A , RB , 4.00% , 07/01/25 ..... 1,910 1,922,191
Series 2007A , RB , 5.25% , 07/01/27
( NPFGC ) ..................... 1,470 1,548,170
Municipal Electric Authority of Georgia, Series
A, RB, 5.00%, 01/01/26 ............ 250 251,353
Private Colleges & Universities Authority, Series
2020B, RB, 5.00%, 09/01/25 ......... 16,015 16,284,393
State of Georgia
Series 2020A , GO , 5.00% , 08/01/24 ..... 1,810 1,813,434
Series 2016E , GO , 5.00% , 12/01/24 ..... 25 25,169
Series 2014A-2 , GO , 5.00% , 02/01/25 .... 325 325,974
Series 2017A-1 , GO , 5.00% , 02/01/25 .... 320 323,075
Series 2016A , GO , 5.00% , 02/01/25 ..... 140 141,345
Series 2022C , GO , 4.00% , 07/01/25 ..... 80 80,512
Series 2016C-1 , GO , 4.00% , 07/01/25 ... 3,325 3,346,261
Series 2018A , GO , 5.00% , 07/01/25 ..... 4,960 5,043,750
Series 2016E , GO , 5.00% , 12/01/25 ..... 16,290 16,676,555
Series 2016F , GO , 5.00% , 01/01/26 ..... 750 768,815
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 530 544,022
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,165
Series 2019A , GO , 5.00% , 07/01/26 ..... 3,160 3,264,335
Series 2020A , GO , 5.00% , 08/01/26 ..... 13,990 14,471,712
Series 2016E , GO , 5.00% , 12/01/26 ..... 5,405 5,622,766
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 14,895 15,534,649
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,251,521
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 18,081,658
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,965,063
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,522,349
245,295,654
Hawaii — 0.8%
City & County Honolulu
Series A , RB , 5.00% , 07/01/24 ......... 305 305,267
Series 2019A , RB , 4.00% , 07/01/26 ..... 1,100 1,112,214
Series A , RB , 4.00% , 07/01/27 ......... 5,335 5,345,405
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/25 ..... 5,035 5,089,703
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2021E , GO , 5.00% , 03/01/26 ..... USD 450 $ 462,358
Series 2020C , GO , 4.00% , 07/01/26 ..... 850 859,438
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,929,842
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,280 4,533,138
County of Maui, Series 2018, GO,
5.00%, 09/01/26 ................. 1,300 1,345,202
Honolulu City & County Board of Water Supply,
Series 2014A, RB, 4.00%, 07/01/34 ..... 2,300 2,300,060
State of Hawaii
Series EP , GO , 5.00% , 08/01/24 ........ 800 801,479
Series EO , GO , 5.00% , 08/01/24 ....... 155 155,287
Series EY , GO , 5.00% , 10/01/24 ........ 6,120 6,145,134
Series FH , GO , 5.00% , 10/01/24 ....... 1,415 1,420,811
Series FE , GO , 5.00% , 10/01/24 ....... 435 436,786
Series 2018FT , GO , 5.00% , 01/01/25 .... 585 589,845
Series FK , GO , 5.00% , 05/01/25 ....... 200 202,825
Series EO , GO , 5.00% , 08/01/25 ....... 2,550 2,555,417
Series EZ , GO , 5.00% , 10/01/25 ....... 3,605 3,680,954
Series FH , GO , 5.00% , 10/01/25 ....... 280 285,899
Series FN , GO , 5.00% , 10/01/25 ....... 45 45,948
Series 2018FT , GO , 5.00% , 01/01/26 .... 5,475 5,610,653
Series EP , GO , 5.00% , 08/01/26 ........ 10,000 10,018,103
Series EY , GO , 5.00% , 10/01/26 ........ 715 728,486
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,222,404
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,231,538
Series FE , GO , 5.00% , 10/01/27 ....... 4,695 4,846,399
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/25 .............. 450 453,727
64,714,322
Illinois — 3.1%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,918,252
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,744,056
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/26 ..... 3,510 3,589,664
Series B , RB , 5.00% , 01/01/26 ......... 900 904,360
Series E , RB , 5.00% , 01/01/26 ......... 510 521,575
Illinois Finance Authority
Series 2016 , RB , 5.00% , 07/01/24 ...... 965 965,687
Series 2020 , RB , 5.00% , 01/01/25 ...... 275 276,900
Series 2016 , RB , 4.00% , 07/01/25 ...... 3,110 3,122,352
Series 2016 , RB , 5.00% , 01/01/26 ...... 1,240 1,266,695
Series 2019 , RB , 5.00% , 01/01/26 ...... 825 842,761
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 299,712
Series 2016 , RB , 5.00% , 01/01/28 ...... 2,630 2,680,814
Series 2019 , RB , 5.00% , 07/01/28 ...... 625 665,742
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,200 1,288,727
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/25 ..... 1,585 1,596,495
Series 2019B , RB , 5.00% , 01/01/25 ..... 3,050 3,072,120
Series 2019C , RB , 5.00% , 01/01/25 ..... 5,595 5,635,578
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,600 1,635,928
Series 2019C , RB , 5.00% , 01/01/26 ..... 10,000 10,224,553
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,264
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 223,225
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,628,701
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,236,815
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,050 3,218,059
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,746,193
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,930,655
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,190 5,532,785
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,870,913
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,460 3,688,523

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/25 ........ USD 480 $ 488,861
Series 2014A , GO , 5.00% , 12/01/44 ..... 27,450 27,615,370
Sales Tax Securitization Corp.
Series 2020A , RB , 5.00% , 01/01/25 ..... 515 518,428
Series 2021A , RB , 5.00% , 01/01/27 ..... 2,405 2,487,593
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,377,496
State of Illinois
Series 2019B , GO , 5.00% , 09/01/24 ..... 8,085 8,101,582
Series 2019A , GO , 5.00% , 11/01/24 ..... 6,045 6,067,532
Series 2017D , GO , 5.00% , 11/01/24 ..... 23,580 23,680,208
Series 2017A , GO , 5.00% , 12/01/24 ..... 2,370 2,381,361
Series 2016 , GO , 5.00% , 02/01/25 ...... 2,055 2,068,818
Series 2022B , GO , 5.00% , 03/01/25 ..... 3,260 3,285,597
Series 2021B , GO , 5.00% , 03/01/25 ..... 2,000 2,015,703
Series 2021A , GO , 5.00% , 03/01/25 ..... 1,910 1,924,997
Series 2020 , GO , 5.50% , 05/01/25 ...... 2,850 2,890,544
Series 2018A , GO , 6.00% , 05/01/25 ..... 4,000 4,074,624
Series 2017D , GO , 5.00% , 11/01/25 ..... 13,035 13,245,132
Series 2016 , GO , 5.00% , 02/01/26 ...... 6,000 6,111,893
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,630 6,759,801
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,095,864
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 968,599
Series 2017D , GO , 5.00% , 11/01/26 ..... 13,000 13,353,340
Series 2016 , GO , 5.00% , 02/01/27 ...... 570 587,117
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,376,512
Series 2019B , GO , 5.00% , 09/01/27 ..... 1,600 1,658,685
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,660,196
Series 2017D , GO , 5.00% , 11/01/27 ..... 12,170 12,639,506
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,215,448
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,042,315
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,069,987
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,534,337
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 4,930,072
Series 2017D , GO , 5.00% , 11/01/28 ..... 3,825 3,962,952
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,077,074
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 444,859
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,310,109
265,360,616
Indiana — 0.7%
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/24 ..... 1,875 1,887,242
Series 2019E , RB , 5.00% , 02/01/25 ..... 1,060 1,070,256
Series 2015B , RB , 5.00% , 02/01/25 ..... 2,205 2,226,335
Series 2021-1 , RB , 5.00% , 10/01/25 ..... 3,680 3,749,842
Series 2014A , RB , 5.00% , 10/01/25 ..... 1,140 1,144,493
Series 2016C , RB , 5.00% , 12/01/25 ..... 1,120 1,145,262
Series 2017C , RB , 5.00% , 02/01/26 ..... 460 472,020
Series 2019A , RB , 5.00% , 02/01/26 ..... 10,095 10,358,794
Series 2021B , RB , 5.00% , 02/01/26 ..... 1,000 1,026,131
Series 2019C , RB , 5.00% , 02/01/26 ..... 185 189,834
Series E , RB , 5.00% , 02/01/26 ......... 710 728,553
Series B , RB , 5.00% , 02/01/27 ......... 150 153,898
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,780,530
Series 2015A , RB , 5.00% , 02/01/27 ..... 1,070 1,080,509
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 291,839
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 203,043
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 489,386
Series E , RB , 5.00% , 02/01/27 ......... 210 216,712
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,159,154
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,340,633
Series A , RB , 5.00% , 02/01/29 ......... 3,500 3,587,847
Security
Par (000)
Par (000) Value
Indiana (continued)
Series A , RB , 5.00% , 02/01/30 ......... USD 3,930 $ 4,028,639
Series 2015A , RB , 5.00% , 02/01/31 ..... 5,000 5,042,057
Series A , RB , 5.00% , 02/01/31 ......... 3,645 3,736,486
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,599,584
Indiana University, Series Z-1, RB,
3.00%, 08/01/24 ................. 530 529,069
Purdue University
Series 2016CC , RB , 5.00% , 07/01/24 .... 90 90,104
Series EE , RB , 5.00% , 07/01/26 ........ 235 242,218
58,570,470
Iowa — 0.1%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 6,053,189
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/24 ...... 700 701,237
Series 2015 , RB , 5.00% , 08/01/25 ...... 3,170 3,223,761
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,348,313
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 367,690
11,694,190
Kansas — 0.5%
Johnson County Unified School District No. 512
Shawnee Mission
Series 2015A , GO , 5.00% , 10/01/30 ..... 2,000 2,039,699
Series 2015A , GO , 5.00% , 10/01/31 ..... 6,280 6,404,655
Series 2015A , GO , 5.00% , 10/01/32 ..... 4,605 4,696,407
Series 2015A , GO , 5.00% , 10/01/34 ..... 4,000 4,079,398
Series 2015A , GO , 4.00% , 10/01/35 ..... 4,000 4,027,958
State of Kansas Department of Transportation
Series 2015A , RB , 5.00% , 09/01/24 ..... 180 180,497
Series 2014A , RB , 5.00% , 09/01/25 ..... 365 366,263
Series 2015B , RB , 5.00% , 09/01/25 ..... 815 829,451
Series 2018A , RB , 5.00% , 09/01/25 ..... 285 290,053
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,220 1,241,709
Series 2015B , RB , 5.00% , 09/01/27 ..... 6,095 6,204,204
30,360,294
Kentucky — 0.3%
Kentucky Asset Liability Commission, Series A,
RB, 5.00%, 09/01/26 .............. 2,240 2,245,897
Kentucky State Property & Building
Commission, Series B, RB, 5.00%, 11/01/26
(SAP) ....................... 5,290 5,455,829
Kentucky Turnpike Authority, Series 2016A, RB,
5.00%, 07/01/26 ................. 2,005 2,062,347
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 5,063,653
Louisville & Jefferson County Metropolitan
Sewer District, Series 2017B, RB,
5.00%, 05/15/25 ................. 5,000 5,072,020
19,899,746
Louisiana — 0.3%
East Baton Rouge Sewerage Commission,
Series 2014B, RB, 5.00%, 02/01/39 ..... 3,365 3,396,385
Louisiana Local Government Environmental
Facilities & Community Development
Authority, Series 2014, RB, 5.00%, 10/01/33 5,735 5,754,355
State of Louisiana
Series 2014C , GO , 5.00% , 08/01/24 ..... 100 100,190
Series 2019A , RB , 5.00% , 09/01/24 ..... 325 325,978
Series 2021 , RB , 5.00% , 09/01/24 ...... 1,350 1,354,063
Series 2020A , GO , 5.00% , 03/01/25 ..... 1,700 1,718,374

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2017A , GO , 5.00% , 04/01/25 ..... USD 375 $ 379,610
Series 2014C , GO , 5.00% , 08/01/25 ..... 1,235 1,237,034
Series 2016B , GO , 5.00% , 08/01/25 ..... 4,235 4,310,699
Series 2021 , RB , 5.00% , 09/01/25 ...... 750 764,401
Series 2020A , GO , 5.00% , 03/01/26 ..... 1,935 1,987,888
Series 2014A , RB , 5.00% , 06/15/26 ..... 1,000 1,000,308
Series 2016B , GO , 5.00% , 08/01/26 ..... 1,890 1,948,477
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 98,313
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,068,145
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 67,826
Series 2019A , RB , 5.00% , 09/01/27 ..... 135 141,938
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,647,526
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,229,362
State of Louisiana Gasoline & Fuels Tax
Series B , RB , 5.00% , 05/01/25 ......... 775 785,668
Series A , RB , 4.00% , 05/01/41 ......... 5,070 5,092,314
35,408,854
Maine — 0.5%
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/26 ................. 1,000 1,031,664
State of Maine
Series 2015B , GO , 3.00% , 06/01/24 ..... 1,600 1,600,000
Series 2018D , GO , 5.00% , 06/01/24 ..... 9,765 9,765,000
Series 2019B , GO , 5.00% , 06/01/25 ..... 2,465 2,503,126
Series 2022B , GO , 5.00% , 06/01/25 ..... 100 101,547
Series 2017B , GO , 5.00% , 06/01/26 ..... 100 103,056
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 46,375
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 83,808
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,347,557
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,115 4,310,891
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 99,522
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,462,332
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,627,731
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,935 3,122,402
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,015,997
36,221,008
Maryland — 4.1%
County of Anne Arundel
Series 2022 , GO , 5.00% , 10/01/24 ...... 4,620 4,642,444
Series 2020 , GO , 5.00% , 10/01/25 ...... 1,135 1,158,303
Series 2022 , GO , 5.00% , 10/01/25 ...... 4,620 4,714,856
Series 2021 , GO , 5.00% , 04/01/26 ...... 8,300 8,538,163
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,838,340
Series 2019 , GO , 5.00% , 10/01/26 ...... 635 657,914
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,839,628
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 79,033
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 68,495
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,927,458
County of Baltimore
GO , 5.00% , 03/01/26 ............... 180 184,916
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,115,254
County of Frederick
Series 2021A , GO , 5.00% , 10/01/24 ..... 1,160 1,164,874
Series 2021A , GO , 5.00% , 10/01/25 ..... 5,395 5,505,769
Series 2021A , GO , 5.00% , 10/01/26 ..... 3,100 3,211,864
County of Howard
Series 2017B , GO , 5.00% , 02/15/25 ..... 1,145 1,156,920
Series 2017D , GO , 5.00% , 02/15/26 ..... 290 297,760
Series 2020A , GO , 5.00% , 08/15/26 ..... 505 522,136
Series 2017E , GO , 5.00% , 02/15/27 ..... 1,205 1,256,817
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/24 ..... 10,000 10,044,969
Series 2020B , GO , 4.00% , 11/01/24 ..... 8,000 8,014,279
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2014A , GO , 5.00% , 11/01/24 ..... USD 1,100 $ 1,106,407
Series 2014B , GO , 5.00% , 11/01/24 ..... 2,805 2,821,337
Series 2017A , GO , 5.00% , 11/01/24 ..... 3,750 3,771,840
Series 2021A , GO , 5.00% , 08/01/25 ..... 2,335 2,376,708
Series 2017C , GO , 5.00% , 10/01/25 ..... 1,515 1,546,106
Series 2014A , GO , 5.00% , 11/01/25 ..... 235 236,328
Series 2014B , GO , 5.00% , 11/01/25 ..... 825 828,730
Series 2017A , GO , 5.00% , 11/01/25 ..... 4,085 4,174,435
Series 2019A , GO , 5.00% , 11/01/25 ..... 9,025 9,222,588
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,157
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,340 1,390,271
Series 2019A , GO , 5.00% , 11/01/26 ..... 755 783,325
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,858,239
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 311,966
Series 2019A , GO , 5.00% , 11/01/27 ..... 705 743,904
Series 2014A , GO , 4.00% , 11/01/31 ..... 8,840 8,854,259
Series 2014A , GO , 4.00% , 11/01/32 ..... 4,575 4,582,379
County of Prince George's
Series 2017A , GO , 5.00% , 09/15/24 ..... 1,195 1,199,251
Series 2017B , GO , 5.00% , 07/15/25 ..... 175 177,927
Series 2019A , GO , 5.00% , 07/15/25 ..... 3,455 3,512,779
Series 2014A , GO , 4.00% , 09/01/25 ..... 65 65,081
Series 2017A , GO , 5.00% , 09/15/25 ..... 540 550,427
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 12,096,346
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,591,705
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,500 8,927,155
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 115,833
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 10,000 10,291,161
Maryland State Transportation Authority, Series
2024A, RB, 5.00%, 07/01/28 ......... 2,000 2,128,968
State of Maryland
Series 2016 , GO , 5.00% , 06/01/24 ...... 6,100 6,100,000
Series 2017 , GO , 5.00% , 08/01/24 ...... 1,780 1,783,435
Series 2020A-1 , GO , 5.00% , 03/15/25 .... 7,970 8,062,873
Series 2017 , GO , 5.00% , 03/15/25 ...... 3,110 3,146,240
Series 2016 , GO , 4.00% , 06/01/25 ...... 1,180 1,180,003
Series 2015B , GO , 4.00% , 08/01/25 ..... 160 161,091
Series 2018-2B , GO , 5.00% , 08/01/25 .... 3,360 3,420,828
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,820 2,871,052
Series 2017A , GO , 5.00% , 08/01/25 ..... 590 600,681
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 2,010 2,066,233
Series 2016 , GO , 5.00% , 06/01/26 ...... 475 475,300
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 18,895,738
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,834,077
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,311,672
Series 2A , GO , 5.00% , 08/01/26 ....... 245 253,154
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,534,425
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,000 1,043,767
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 188,002
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 255,892
Series 2016 , GO , 4.00% , 06/01/27 ...... 45 44,691
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,269,014
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,545 7,929,682
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,506,599
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,308,476
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 194,432
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 3,998,998
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,800 11,455,902
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,660,045
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,456,873
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,067,187
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,535 2,705,320
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,144,820
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,504,209

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/24 ...... USD 470 $ 471,414
Series 2018 , RB , 5.00% , 10/01/24 ...... 1,880 1,887,906
Series 2019 , RB , 5.00% , 10/01/24 ...... 5,000 5,021,026
Series 2021B , RB , 5.00% , 12/01/24 ..... 5,725 5,763,780
Series 2016 , RB , 4.00% , 09/01/25 ...... 3,370 3,394,022
Series 2017 , RB , 5.00% , 09/01/25 ...... 4,755 4,846,303
Series 2018 , RB , 5.00% , 10/01/25 ...... 625 637,841
Series 2019 , RB , 5.00% , 10/01/25 ...... 6,105 6,230,434
Series 2016 , RB , 4.00% , 11/01/25 ...... 1,010 1,011,196
Series 2022B , RB , 5.00% , 12/01/25 ..... 2,690 2,752,647
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,641,623
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 533,675
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 461,137
Series 2021A , RB , 5.00% , 10/01/26 ..... 9,545 9,891,125
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,920,508
Series 2015-3 , RB , 4.00% , 12/15/27 ..... 250 246,318
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,847,227
Washington Suburban Sanitary Commission
Series 2015 , RB , 5.00% , 06/01/24 ( GTD ) .. 100 100,000
Series 2015 , RB , 5.00% , 06/01/24 ( GTD ) .. 175 175,000
Series 2017 , RB , 5.00% , 06/15/24 ( GTD ) .. 175 175,065
Series 2020 , RB , 5.00% , 12/01/24 ( GTD ) .. 5,255 5,290,568
Series 2021 , RB , 5.00% , 06/01/25 ( GTD ) .. 1,515 1,538,119
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 2,500 2,539,666
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 2,060 2,107,942
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,262,962
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,679,029
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 649,851
Series A , RB , VRDN 3.95% , 06/03/24
( GTD )
(a)
...................... 5,050 5,050,000
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,716,047
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 126,793
Series 2014 , RB , 4.00% , 06/01/37 ( GTD ) .. 5,360 5,360,000
Series 2014 , RB , 4.00% , 06/01/41 ( GTD ) .. 1,000 1,000,000
Series 2014 , RB , 4.00% , 06/01/42 ( GTD ) .. 2,000 2,000,000
Series 2014 , RB , 4.00% , 06/01/43 ( GTD ) .. 8,020 8,020,000
Series 2014 , RB , 4.00% , 06/01/44 ( GTD ) .. 4,100 4,100,000
384,095,739
Massachusetts — 5.0%
(a)
Boston Water & Sewer Commission
Series 2014A , RB , 3.50% , 11/01/30 ..... 4,750 4,747,106
Series 2014A , RB , 3.50% , 11/01/31 ..... 4,000 3,997,563
Series 2014A , RB , 3.50% , 11/01/32 ..... 5,000 4,996,954
Series 2014A , RB , 3.75% , 11/01/33 ..... 5,000 5,002,001
Series 2014A , RB , 3.75% , 11/01/34 ..... 5,000 5,002,001
Series 2014A , RB , 3.75% , 11/01/35 ..... 5,000 5,002,001
City of Boston
Series 2022A , GO , 5.00% , 11/01/24 ..... 5,000 5,029,530
Series 2020D , GO , 5.00% , 03/01/25 ..... 25 25,290
Series 2022A , GO , 5.00% , 11/01/25 ..... 14,320 14,657,391
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 206,149
Series 2015A , GO , 5.00% , 04/01/26 ..... 4,000 4,054,388
Series 2017A , GO , 5.00% , 04/01/26 ..... 20 20,682
Series 2022A , GO , 5.00% , 11/01/26 ..... 13,645 14,218,064
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,059,166
Commonwealth of Massachusetts
Series 2020B , GO , 5.00% , 07/01/24 ..... 3,115 3,117,835
Series 2016A , GO , 5.00% , 07/01/24 ..... 215 215,196
Series 2016B , GO , 5.00% , 07/01/24 ..... 3,690 3,693,359
Series C , GO , 5.00% , 08/01/24 ........ 1,235 1,237,444
Series 2018C , GO , 5.00% , 09/01/24 ..... 35 35,110
Series 2006B , GO , 5.25% , 09/01/24 ( AGM ) 9,520 9,556,707
Series 2016C , GO , 5.00% , 10/01/24 ..... 270 271,180
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2017E , GO , 5.00% , 11/01/24 ..... USD 1,075 $ 1,081,090
Series 2016H , GO , 5.00% , 12/01/24 ..... 2,295 2,311,107
Series 2016A , GO , 5.00% , 03/01/25 ..... 9,105 9,206,766
Series 2016D , GO , 5.00% , 04/01/25 ..... 2,015 2,040,595
Series A , GO , 5.00% , 07/01/25 ........ 15 15,256
Series 2020B , GO , 5.00% , 07/01/25 ..... 2,675 2,720,737
Series C , GO , 5.00% , 08/01/25 ........ 9,405 9,578,498
Series 2019G , GO , 5.00% , 09/01/25 ..... 50 50,991
Series 2018E , GO , 5.00% , 09/01/25 ..... 1,000 1,019,815
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 5,110 5,229,828
Series C , GO , 5.00% , 10/01/25 ........ 1,820 1,858,584
Series 2016C , GO , 5.00% , 10/01/25 ..... 420 428,904
Series 2021B , GO , 5.00% , 11/01/25 ..... 2,055 2,101,449
Series 2020E , GO , 5.00% , 11/01/25 ..... 1,865 1,907,155
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 7,430 7,597,940
Series 2019E , GO , 3.00% , 12/01/25 ..... 385 380,158
Series 2019A , GO , 5.00% , 01/01/26 ..... 1,040 1,065,607
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,143,636
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,945,335
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 207,523
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 3,042,236
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,534,577
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 457,070
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,202,248
Series 2019E , GO , 3.00% , 12/01/26 ..... 500 488,722
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,243,146
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,058,201
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,599,599
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,791,739
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,059,576
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,061,750
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 2,006,156
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,548,599
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,531
Series C , GO , 5.00% , 10/01/27 ........ 150 158,184
Series 2024A , GO , 5.00% , 03/01/28 ..... 2,310 2,449,132
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,481,483
Series 2024A , GO , 5.00% , 03/01/29 ..... 10,000 10,763,397
Commonwealth of Massachusetts
Transportation Fund, Series 2016A, RB,
5.00%, 06/01/25 ................. 4,225 4,289,105
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 3,515 3,573,230
Massachusetts Bay Transportation Authority
Sales Tax
Series 2021A-1 , RB , 5.00% , 07/01/24 .... 1,375 1,376,077
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,282,503
Series B , RB , 5.00% , 07/01/27 ......... 1,285 1,304,877
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,713,399
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/24 ...... 645 646,255
Series 2017 , RB , 5.00% , 08/01/24 ...... 245 245,477
Series 2014 , RB , 5.00% , 08/01/25 ...... 14,335 14,596,158
Series 21 , RB , 5.00% , 08/01/25 ........ 525 534,565
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,046,267
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,212,855
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,975,815
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,307,834
Series 23B , RB , 5.00% , 02/01/28 ....... 205 218,286
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,197,913
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,890,040
Massachusetts Development Finance Agency
Series 2016A , RB , 5.00% , 07/15/24 ..... 20 20,028
Series 2020U , RB , 5.00% , 07/01/25 ..... 1,435 1,458,705

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2020A , RB , 5.00% , 10/15/25 ..... USD 11,440 $ 11,692,412
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,456,810
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 289,302
Massachusetts School Building Authority
Series 2015C , RB , 5.00% , 08/15/24 ..... 740 741,676
Series 2016B , RB , 5.00% , 11/15/24 ..... 2,005 2,017,169
Series 2015C , RB , 5.00% , 08/15/25 ..... 265 269,901
Series D , RB , 4.75% , 08/15/32 ......... 2,285 2,316,392
Series 2016A , RB , 5.00% , 11/15/41 ..... 4,750 4,853,318
Series 2016A , RB , 5.00% , 11/15/45 ..... 12,960 13,241,896
Series 2019A , RB , 5.00% , 02/15/49 ..... 15,360 15,779,866
Massachusetts State College Building Authority
Series 2016A , RB , 5.00% , 05/01/38
( HERBIP ) ..................... 5,000 5,070,028
Series 2016A , RB , 5.00% , 05/01/41
( HERBIP ) ..................... 2,960 3,001,456
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,189,891
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,299,681
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 3.35% , 06/06/24
(a)
.......... 5,500 5,500,000
Massachusetts Water Resources Authority
Series 2014F , RB , 5.00% , 08/01/24 ..... 220 220,398
Series 2014F , RB , 5.00% , 08/01/24 ..... 55 55,109
Series C , RB , 5.00% , 08/01/24 ......... 1,440 1,442,849
Series 2018C , RB , 5.00% , 08/01/25 ..... 1,160 1,181,399
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 825 842,641
Series 2018C , RB , 5.00% , 08/01/26 ..... 255 264,254
Series 2018C , RB , 5.00% , 08/01/26 ..... 745 769,744
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 11,010 11,919,358
Series 2014D , RB , 5.00% , 08/01/31 ..... 2,195 2,199,332
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,332,133
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,291,517
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,248,724
Series 2016C , RB , 5.00% , 08/01/40 ..... 16,155 16,691,561
Series 2014F , RB , 4.00% , 08/01/41 ..... 6,950 6,952,499
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/24 ..... 175 176,017
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,647,249
Series 1 , RB , 5.00% , 11/01/44 ......... 2,000 2,010,485
413,846,893
Michigan — 1.0%
Chippewa Valley Schools, Series 2015A, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 395 399,881
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 659,328
Series 2024A , RB , 5.00% , 07/01/29
(c)
.... 4,000 4,299,376
Michigan Finance Authority
Series 2014C-3 , RB , 5.00% , 07/01/24
( AGM ) ....................... 1,610 1,611,146
Series 2014C-3 , RB , 5.00% , 07/01/25
( AGM ) ....................... 335 335,233
Series 2014C-3 , RB , 5.00% , 07/01/26
( AGM ) ....................... 7,410 7,415,323
Series 2014C-7 , RB , 5.00% , 07/01/27
( NPFGC ) ..................... 2,000 2,001,500
Series 2016B , RB , 5.00% , 10/01/27 ..... 10,225 10,551,655
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/25 ...... 1,010 1,022,419
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,433,929
Series 2020I , RB , 5.00% , 10/15/27 ...... 785 825,823
Series 2023II , RB , 5.00% , 10/15/28 ..... 2,810 3,002,582
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... USD 2,455 $ 2,533,092
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,541,641
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 3,997,047
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 1,565 1,580,814
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 9,028,784
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,901,717
State of Michigan Trunk Line
Series 2020A , RB , 5.00% , 11/15/24 ..... 1,120 1,126,348
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 11,960,782
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,606,912
University of Michigan
Series 2017A , RB , 5.00% , 04/01/25 ..... 3,555 3,599,738
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,450,628
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 3,991,800
Series 2008B , RB , VRDN 3.18% , 06/06/24
(a)
2,700 2,700,000
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,340,730
92,918,228
Minnesota — 3.6%
City of Minneapolis
Series 2020 , GO , 3.00% , 12/01/24 ...... 45 44,720
Series 2019 , GO , 4.00% , 12/01/24 ...... 1,665 1,668,057
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,268,802
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 23,988
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/25 ..... 3,930 4,017,686
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,726,008
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,578,332
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 89,825
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,609,389
Metropolitan Council
Series 2021B , GO , 5.00% , 12/01/24 ..... 25,070 25,243,918
Series 2020B , GO , 5.00% , 03/01/25 ..... 1,000 1,011,055
Series 2021D , GO , 5.00% , 03/01/25 ..... 815 824,010
Series 2021B , GO , 5.00% , 12/01/25 ..... 5,215 5,339,010
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 205,581
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,886,678
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,290,285
Series 2023A , RB , 5.00% , 01/01/29 ..... 1,330 1,414,601
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,958,612
Series 2023B , RB , 5.00% , 03/01/28 ..... 24,110 25,537,370
Series 2023A , RB , 5.00% , 03/01/29 ..... 18,500 19,913,633
State of Minnesota
Series 2014E , GO , 3.00% , 08/01/24 ..... 55 54,867
Series 2020E , GO , 3.00% , 08/01/24 ..... 5,040 5,027,827
Series 2015A , GO , 5.00% , 08/01/24 ..... 130 130,247
Series 2022D , GO , 5.00% , 08/01/24 ..... 10,210 10,229,370
Series 2015D , GO , 5.00% , 08/01/24 ..... 4,330 4,338,215
Series 2016A , GO , 5.00% , 08/01/24 ..... 2,620 2,624,971
Series 2020A , GO , 5.00% , 08/01/24 ..... 300 300,569
Series 2021B , GO , 5.00% , 09/01/24 ..... 5,000 5,015,048
Series 2017D , GO , 5.00% , 10/01/24 ..... 1,630 1,636,854
Series 2022A , RB , 5.00% , 03/01/25 ..... 25,000 25,259,165
Series 2020A , GO , 5.00% , 08/01/25 ..... 455 463,133
Series 2019A , GO , 5.00% , 08/01/25 ..... 1,495 1,521,723
Series 2015B , GO , 5.00% , 08/01/25 ..... 1,725 1,755,834
Series 2015D , GO , 5.00% , 08/01/25 ..... 4,260 4,336,146
Series 2016B , GO , 5.00% , 08/01/25 ..... 115 117,056
Series 2016D , GO , 5.00% , 08/01/25 ..... 160 162,860

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2021A , GO , 5.00% , 09/01/25 ..... USD 10,000 $ 10,192,014
Series 2017A , GO , 5.00% , 10/01/25 ..... 330 336,780
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,522,694
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,136,986
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 31,027
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 791,360
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,315,438
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 237,877
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 191,375
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,715 4,877,469
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,725,230
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 243,777
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,953,634
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 185,757
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 236,303
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 47,261
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,903,026
Series 2021B , GO , 5.00% , 09/01/27 ..... 315 331,255
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,216,528
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,602,141
Series 2023D , GO , 5.00% , 08/01/28 ..... 23,480 25,015,937
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,501,377
Series 2021B , GO , 5.00% , 09/01/28 ..... 2,900 3,093,826
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,796,029
University of Minnesota
Series 2015A , RB , 5.00% , 08/01/25 ..... 55 55,955
Series 2017B , RB , 5.00% , 12/01/25 ..... 6,375 6,519,313
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 21,050
303,706,864
Mississippi — 0.3%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/24 ..... 725 728,644
Series 2015C , GO , 5.00% , 10/01/26 ..... 205 208,549
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,740,710
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 321,246
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 6,975,903
Series 2015F , GO , 5.00% , 11/01/32 ..... 7,535 7,694,511
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,308,738
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,204,438
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,191,384
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,052,006
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,186,780
32,612,909
Missouri — 2.0%
City of Springfield, Series 2015, RB,
5.00%, 08/01/25 ................. 10,000 10,151,710
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/25 ..... 550 557,093
Series 2017A , RB , 5.00% , 05/01/26 ..... 3,810 3,917,849
Series 2015B , RB , 5.00% , 05/01/29 ..... 1,300 1,317,272
Missouri Highway & Transportation Commission
Series 2019A , RB , 5.00% , 05/01/25 ..... 1,465 1,485,298
Series 2022A , RB , 5.00% , 05/01/25 ..... 15,255 15,466,360
Series 2023A , RB , 5.00% , 05/01/25 ..... 12,500 12,670,940
Series 2021A , RB , 5.00% , 11/01/25 ..... 4,775 4,880,277
Series 2022A , RB , 5.00% , 05/01/26 ..... 15,075 15,531,786
Series 2023A , RB , 5.00% , 05/01/26 ..... 12,500 12,878,761
Series A , RB , 5.00% , 05/01/26 ......... 14,465 14,856,998
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,425,667
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,686,478
Missouri State Board of Public Buildings
Series 2020B , RB , 5.00% , 10/01/24 ..... 15,000 15,062,586
Series 2020B , RB , 5.00% , 10/01/27 ..... 4,160 4,369,685
Security
Par (000)
Par (000) Value
Missouri (continued)
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 (ST AID DIR
DEP) ........................ USD 11,400 $ 11,384,523
145,643,283
Nebraska — 0.2%
Douglas County School District No. 17
Series A , GO , 4.00% , 06/15/32 ........ 1,965 1,974,309
Series A , GO , 4.00% , 06/15/33 ........ 2,010 2,019,522
Series A , GO , 4.00% , 06/15/34 ........ 2,050 2,059,711
Series A , GO , 4.00% , 06/15/35 ........ 7,000 7,033,161
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 815,620
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,225 8,659,750
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,300 1,326,455
Series B , RB , 5.00% , 02/01/31 ......... 3,405 3,411,386
27,299,914
Nevada — 1.4%
Clark County School District
Series 2016A , GO , 5.00% , 06/15/24 ..... 770 770,248
Series 2016D , GO , 5.00% , 06/15/24 ..... 200 200,064
Series 2022A , GO , 5.00% , 06/15/25 ..... 6,875 6,974,192
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 8,057,265
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,483,588
County of Clark
Series 2018A , GO , 5.00% , 06/01/24 ..... 150 150,000
Series 2016A , GO , 5.00% , 11/01/24 ..... 1,065 1,070,413
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,514,060
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,558,211
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/24 ..... 1,615 1,616,080
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,065 2,127,128
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,311,059
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,395,157
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,200,763
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,607,895
Las Vegas Valley Water District
Series 2016A , GO , 5.00% , 06/01/24 ..... 3,835 3,835,000
Series 2019B , GO , 5.00% , 06/01/24 ..... 3,000 3,000,000
Series 2020A , GO , 5.00% , 06/01/25 ..... 7,720 7,834,682
Series 2022A , GO , 5.00% , 06/01/25 ..... 5,550 5,632,446
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,120,478
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 6,000,446
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 135 136,626
Series 2015A , GO , 5.00% , 08/01/25 ..... 5,030 5,118,182
Series 2015B , GO , 5.00% , 11/01/25 ..... 50 50,654
Series 2019A , GO , 5.00% , 05/01/26 ..... 120 123,546
Series 2015B , GO , 5.00% , 11/01/26 ..... 520 526,652
Series 2015D , GO , 5.00% , 04/01/27 ..... 155 156,788
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/24 ...... 3,830 3,855,569
Series 2016 , RB , 5.00% , 12/01/25 ...... 270 276,209
101,703,401
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/28 (ST
INTERCEPT) ................... 1,620 1,699,438
State of New Hampshire
Series 2020D , GO , 5.00% , 12/01/24 ..... 10,000 10,068,228
Series 2020C , GO , 5.00% , 12/01/25 ..... 2,810 2,875,855

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Hampshire (continued)
Series 2023A , GO , 5.00% , 02/15/27 ..... USD 2,475 $ 2,585,195
17,228,716
New Jersey — 5.0%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/25 ..... 7,275 7,340,788
Series 2021A , GO , 5.00% , 01/15/26 ..... 7,125 7,305,909
Series 2021B , GO , 5.00% , 01/15/26 ..... 4,000 4,101,563
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 4,907,841
Monmouth County Improvement Authority
(The), Series 2019B, RB, 5.00%, 12/01/24
(GTD) ....................... 1,500 1,510,153
New Jersey Economic Development Authority
Series 2005N-1 , RB , 5.50% , 09/01/24
( AMBAC ) ..................... 5,850 5,870,954
Series 2017DDD , RB , 5.00% , 06/15/25 ... 1,000 1,013,235
Series XX , RB , 5.00% , 06/15/25 ........ 13,250 13,425,369
Series 2005N-1 , RB , 5.50% , 09/01/25
( AGM ) ....................... 3,475 3,566,580
Series B , RB , 5.00% , 11/01/25 ......... 5,700 5,804,418
Series XX , RB , 4.25% , 06/15/26 ........ 715 716,219
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,080,504
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 898,480
Series B , RB , 5.00% , 11/01/26 ......... 2,940 3,034,548
Series XX , RB , 5.25% , 06/15/27 ........ 1,235 1,257,007
Series XX , RB , 5.25% , 06/15/27 ........ 1,065 1,077,676
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,291,991
Series 2023RRR , RB , 5.00% , 03/01/28 ... 6,035 6,340,887
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 790,716
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,515,499
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,805,089
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,575,764
Series WW , RB , 5.25% , 06/15/31 ....... 1,525 1,552,174
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,050,509
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,245,095
New Jersey Educational Facilities Authority
Series 2015A , RB , 5.00% , 07/01/25 ..... 1,640 1,667,964
Series 2016A , RB , 5.00% , 07/01/25 ..... 4,565 4,642,838
Series 2016B , RB , 5.00% , 07/01/25 ..... 2,290 2,329,047
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 6,960,326
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,110,720
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 366,409
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 20,432,495
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,172,324
New Jersey Transportation Trust Fund Authority
Series 2023A , RB , 5.00% , 06/15/24 ..... 5,000 5,001,462
Series 2018A , RB , 5.00% , 06/15/24 ..... 13,080 13,082,620
Series 2016A-1 , RB , 5.00% , 06/15/24 .... 4,645 4,645,930
Series 2014AA , RB , 5.00% , 06/15/24 .... 15,000 15,004,197
Series 2006C , RB , 0.00% , 12/15/24
( AMBAC )
(b)
.................... 1,175 1,150,668
Series 2019A , RB , 5.00% , 12/15/24 ..... 17,940 18,048,115
Series 2018A , RB , 5.00% , 12/15/24 ..... 2,125 2,137,860
Series 2010D , RB , 5.00% , 12/15/24 ..... 610 613,676
Series 2021A , RB , 5.00% , 06/15/25 ..... 4,125 4,179,586
Series 2006C , RB , 0.00% , 12/15/25
( AMBAC )
(b)
.................... 17,240 16,258,887
Series 2019A , RB , 5.00% , 12/15/25 ..... 6,130 6,251,806
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,055 1,083,311
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 694,084
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 975 884,617
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,155,696
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,325 1,356,841
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 5,986,082
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... USD 15,925 $ 13,935,428
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,667,404
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,783,617
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,188,940
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,725,272
Series 2019A , RB , 5.00% , 12/15/28 ..... 12,375 13,152,707
Series 2019AA , RB , 5.00% , 06/15/29 .... 1,480 1,568,728
New Jersey Turnpike Authority
Series 2014C , RB , 5.00% , 01/01/25 ..... 3,195 3,220,728
Series 2017E , RB , 5.00% , 01/01/25 ..... 4,525 4,561,438
Series 2004C-2 , RB , 5.50% , 01/01/25
( AMBAC ) ..................... 3,540 3,578,530
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,063,096
State of New Jersey
GO , 2.00% , 06/01/24 ............... 4,810 4,810,000
GO , 5.00% , 06/01/26 ............... 420 426,277
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 24,236,919
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,468,735
GO , 5.00% , 06/01/28 ............... 5,000 5,212,847
Series 2020A , GO , 5.00% , 06/01/28 ..... 11,150 11,817,260
GO , 5.00% , 06/01/32 ............... 2,355 2,390,194
366,104,649
New Mexico — 0.8%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/24 ..... 6,395 6,397,371
Series 2018E , RB , 5.00% , 06/15/24 ..... 1,845 1,845,810
Series 2020A , RB , 5.00% , 06/15/24 ..... 335 335,147
Series 2021A , RB , 5.00% , 06/15/25 ..... 2,485 2,524,203
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 484,661
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,438,773
Series 2021B , RB , 5.00% , 06/15/26 ..... 2,500 2,577,984
Series B-1 , RB , 5.00% , 06/15/27 ....... 5,245 5,249,640
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 700 718,534
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,684,923
State of New Mexico Severance Tax Permanent
Fund
Series 2022A , RB , 5.00% , 07/01/24 ..... 4,800 4,803,989
Series 2015A , RB , 5.00% , 07/01/25 ..... 295 299,730
Series 2022A , RB , 5.00% , 07/01/25 ..... 4,470 4,541,675
Series 2021A , RB , 5.00% , 07/01/26 ..... 5,085 5,242,565
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,464,795
58,609,800
New York — 13.2%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,154,741
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.31% , 06/06/24
(a)
.......... 2,170 2,170,000
City of New York
Series 2021A-1 , GO , 5.00% , 08/01/24 .... 4,135 4,143,153
Series 2019E , GO , 5.00% , 08/01/24 ..... 1,470 1,472,898
Series 2017A , GO , 5.00% , 08/01/24 ..... 3,335 3,341,575
Series A , GO , 5.00% , 08/01/24 ........ 1,965 1,968,874
Series 2015C , GO , 5.00% , 08/01/24 ..... 2,195 2,199,328
Series 2022B-1 , GO , 5.00% , 08/01/24 .... 1,910 1,913,766
Series 2014J , GO , 5.00% , 08/01/24 ..... 585 586,153
Series 2015-1 , GO , 5.00% , 08/01/24 ..... 850 851,676
Series C , GO , 5.00% , 08/01/24 ........ 12,395 12,419,438
Series 2008J-4 , GO , 5.00% , 08/01/24 .... 1,825 1,828,598
Series 2021C , GO , 5.00% , 08/01/24 ..... 140 140,276
Series E , GO , 5.00% , 08/01/24 ........ 1,190 1,192,346
Series 2020C-1 , GO , 5.00% , 08/01/24 ... 5,345 5,355,538

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021F-1 , GO , 4.00% , 03/01/25 .... USD 7,200 $ 7,225,214
Series 2015FF-1 , GO , 5.00% , 06/01/25 ... 995 1,010,152
Series 2020C-1 , GO , 5.00% , 08/01/25 ... 6,135 6,238,737
Series 2021C , GO , 5.00% , 08/01/25 ..... 535 544,046
Series 2019E , GO , 5.00% , 08/01/25 ..... 3,850 3,915,100
Series 2018C , GO , 5.00% , 08/01/25 ..... 3,555 3,615,112
Series 2018A , GO , 5.00% , 08/01/25 ..... 990 1,006,740
Series E , GO , 5.00% , 08/01/25 ........ 3,700 3,762,563
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 895 910,134
Series 2015A , GO , 5.00% , 08/01/25 ..... 1,670 1,673,454
Series A , GO , 5.00% , 08/01/25 ........ 375 381,341
Series C , GO , 5.00% , 08/01/25 ........ 3,620 3,681,211
Series 2022B-1 , GO , 5.00% , 08/01/25 .... 15,420 15,680,737
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 2,360 2,399,905
Series 2020B-1 , GO , 5.00% , 10/01/25 .... 675 688,124
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,129,201
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 88,575
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 149,727
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 738,308
Series A , GO , 5.00% , 08/01/26 ........ 700 722,819
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,442,097
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 857,057
Series E , GO , 5.00% , 08/01/26 ........ 2,315 2,390,467
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 743,471
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,818,098
Series 2020-1 , GO , 5.00% , 08/01/26 ..... 2,480 2,560,846
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 340,758
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,748,335
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 289,128
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 867,383
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,287,286
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,823,370
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 131,096
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,195,057
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,786,039
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,085 1,137,909
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,919,239
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 351,336
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,298,331
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,844,666
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,849,873
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,153,852
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,239,479
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,725 2,898,991
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,319,268
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,199,984
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,941,525
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 10,710,104
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,433,983
Series 2010G-4 , GO , VRDN ( Barclays Bank
plc SBPA ), 3.30% , 06/06/24
(a)
....... 13,950 13,950,000
Series 2015F-6 , GO , VRDN
( JPMorgan Chase Bank NA SBPA ),
4.05% , 05/30/24
(a)
............... 9,350 9,350,000
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/25 ..... 1,820 1,838,191
Series 2017A , RB , 5.00% , 02/15/26 ..... 520 533,741
Series 2017A , RB , 5.00% , 02/15/27 ..... 10,005 10,460,403
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 8,075 7,702,135
Series 2021A , RB , 5.00% , 09/01/26 ..... 810 838,303
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,352,574
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,892,692
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,566,825
Series 2019B , RB , VRDN 1.65% , 09/01/24
(a)
1,425 1,413,527
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020B , RB , VRDN 0.85% , 09/01/25
(a)
USD 7,000 $ 6,692,489
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
390 364,555
Metropolitan Transportation Authority
Series 2015F , RB , 5.00% , 11/15/24 ...... 1,000 1,004,953
Series A-1 , RB , 5.00% , 11/15/24 ....... 2,000 2,009,905
Series 2017B , RB , 5.00% , 11/15/24 ..... 1,600 1,607,924
Series 2017C-1 , RB , 5.00% , 11/15/24 .... 13,600 13,667,354
Series 2014C , RB , 5.00% , 11/15/25 ..... 2,175 2,187,629
Series 2015F , RB , 5.00% , 11/15/25 ...... 1,880 1,916,026
Series A-2 , RB , 5.00% , 11/15/25 ....... 4,850 4,942,991
Series 2017B , RB , 5.00% , 11/15/25 ..... 560 570,759
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 3,530 3,597,669
Series 2018B , RB , 5.00% , 11/15/25 ..... 1,715 1,747,876
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,740,811
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 516,480
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,700,241
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,246,440
Series 2016D , RB , 5.00% , 11/15/27 ..... 1,300 1,344,323
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,488,899
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 6,912,744
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,110 1,176,130
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,536,478
Series 2019D-1 , RB , VRDN
5.00% , 11/15/24
(a)
............... 5,000 5,018,111
New York City Municipal Water Finance
Authority
Series 2021BB-2 , RB , 4.00% , 06/15/24 ... 2,080 2,079,951
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 860 873,655
Series 2020FF , RB , 5.00% , 06/15/25 .... 705 716,194
Series 2021DD , RB , 5.00% , 06/15/25 .... 8,130 8,259,085
Series 2015FF , RB , 5.00% , 06/15/26 .... 55 55,847
Series 2020BB-2 , RB , 5.00% , 06/15/26 ... 935 940,683
Series 2015HH , RB , 5.00% , 06/15/27 .... 10 10,130
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 145 147,796
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 4,300 4,382,922
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,809,131
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,670 6,048,497
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,524,294
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 4.05% , 05/31/24
(a)
... 400 400,000
Series BB , RB , VRDN ( TD Bank NA SBPA ),
3.31% , 06/06/24
(a)
............... 23,650 23,650,000
New York City Transitional Finance Authority
Series 2018A-1 , RB , 5.00% , 08/01/24 .... 275 275,544
Series B , RB , 4.00% , 08/01/25 ......... 195 196,286
Series B , RB , 4.00% , 08/01/25 ......... 355 356,563
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 515 524,205
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 670 680,496
Series 2021A , RB , 5.00% , 11/01/25 ..... 1,360 1,389,418
Series 2021A , RB , 5.00% , 11/01/25 ..... 150 152,885
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 430 444,180
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 350 360,592
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,243,293
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,670 13,547,786
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,285 8,919,126
New York City Transitional Finance Authority
Building Aid
Series 2015S-2 , RB , 4.00% , 07/15/24 ( SAW ) 310 310,036
Series 2018S-4A , RB , 5.00% , 07/15/24
( SAW ) ....................... 150 150,192
Series 2019S-3A , RB , 5.00% , 07/15/24
( SAW ) ....................... 1,485 1,486,900
Series 2015S-2 , RB , 5.00% , 07/15/25 ( SAW ) 125 127,147
Series 2019S-3A , RB , 5.00% , 07/15/25
( SAW ) ....................... 1,285 1,307,071

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series S-1 , RB , 5.00% , 07/15/25 ( SAW ) .. USD 135 $ 137,250
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 470 485,645
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 1,565 1,612,812
Series 2015S-2 , RB , 5.00% , 07/15/27 ( SAW ) 170 172,290
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 157,563
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 131,303
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 215,336
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 294,118
New York City Transitional Finance Authority
Future Tax Secured
Series B-1 , RB , 5.00% , 08/01/24 ....... 2,055 2,059,066
Series C , RB , 5.00% , 11/01/24 ......... 350 351,983
Series 2021A , RB , 5.00% , 11/01/24 ..... 2,650 2,665,012
Series 2023B-1 , RB , 5.00% , 11/01/24 .... 14,520 14,602,254
Series 2016E-1 , RB , 5.00% , 02/01/25 .... 340 343,201
Series B-1 , RB , 5.00% , 08/01/25 ....... 2,120 2,157,894
Series 2015C , RB , 5.00% , 11/01/25 ..... 995 1,007,393
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 1,210 1,236,174
Series 2021F-1 , RB , 5.00% , 11/01/25 .... 8,540 8,724,730
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 3,180 3,248,787
Series C , RB , 5.00% , 11/01/25 ......... 1,450 1,481,365
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,776,257
Series B , RB , 5.00% , 08/01/26 ......... 350 361,699
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,313,832
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,853,106
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,518,703
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,074,350
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,269,723
Series 2015C , RB , 5.00% , 11/01/26 ..... 1,600 1,619,620
Series 2014B-1 , RB , 5.00% , 11/01/26 .... 6,800 6,805,375
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 10,937,011
Series C , RB , 5.00% , 11/01/26 ......... 4,000 4,084,558
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 3,020 3,165,225
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 499,730
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,480 16,285,932
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,177,087
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,077,284
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,130,968
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 5,945,201
Series 2013C-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
4.05% , 05/31/24
(a)
............... 7,580 7,580,000
Series 2016E-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
4.05% , 05/31/24
(a)
............... 2,650 2,650,000
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/24 ( AGM ) 1,475 1,484,150
Series 2022A , RB , 5.00% , 11/15/25 ( AGM ) 1,450 1,483,323
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 07/01/24 ..... 2,010 2,011,670
Series 2018A , RB , 5.00% , 10/01/24 ( SAW ) 275 276,111
Series 2019A , RB , 5.00% , 10/01/24 ( SAW ) 235 235,950
Series 2014E , RB , 5.00% , 02/15/25 ..... 2,850 2,881,480
Series 2017A , RB , 5.00% , 02/15/25 ..... 485 489,389
Series 2019D , RB , 5.00% , 02/15/25 ..... 2,490 2,515,086
Series 2015B , RB , 5.00% , 02/15/25 ..... 280 283,093
Series 2016D , RB , 5.00% , 02/15/25 ..... 4,550 4,600,257
Series 2018C , RB , 5.00% , 03/15/25 ..... 2,295 2,321,034
Series 2017A , RB , 5.00% , 03/15/25 ..... 815 824,940
Series 2022A , RB , 5.00% , 03/15/25 ..... 5,755 5,827,424
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 03/15/25 ..... USD 1,900 $ 1,923,173
Series 2019A , RB , 5.00% , 03/15/25 ..... 4,675 4,733,833
Series 2015E , RB , 5.00% , 03/15/25 ..... 180 182,265
Series 2020A , RB , 5.00% , 03/15/25 ..... 5,015 5,078,111
Series 2015A , RB , 5.00% , 03/15/25 ..... 960 971,709
Series 2018E , RB , 5.00% , 03/15/25 ..... 120 121,464
Series 2020A , RB , 5.00% , 09/15/25 ..... 1,135 1,157,506
Series 2015A , RB , 5.00% , 10/01/25 ..... 2,240 2,287,945
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 710 727,489
Series 2016D , RB , 5.00% , 02/15/26 ..... 85 87,262
Series 2019D , RB , 5.00% , 02/15/26 ..... 1,935 1,986,489
Series 2017A , RB , 5.00% , 02/15/26 ..... 3,335 3,425,605
Series 2016D , RB , 5.00% , 02/15/26 ..... 1,100 1,123,844
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 549,967
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 539,631
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 689,962
Series 2018A , RB , 5.00% , 03/15/26 ..... 30 30,839
Series 2017A , RB , 5.00% , 03/15/26 ..... 775 798,091
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,808,653
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 14,139,818
Series 2016A , RB , 5.00% , 03/15/26 ..... 765 787,793
Series 2015E , RB , 5.00% , 03/15/26 ..... 3,095 3,162,393
Series 2015B , RB , 5.00% , 03/15/26 ..... 1,340 1,368,329
Series 2015A , RB , 5.00% , 03/15/26 ..... 2,045 2,069,942
Series 2018A , RB , 5.00% , 03/15/26 ..... 265 271,045
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 334,289
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,275 4,428,902
Series 2019D , RB , 5.00% , 02/15/27 ..... 220 229,261
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 10,024,830
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,833,519
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 5,984,602
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,202,337
Series 2022A , RB , 5.00% , 03/15/28 ..... 6,315 6,683,582
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 15,007,631
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,188,177
Series 2016A , RB , 5.00% , 03/15/28 ..... 1,210 1,247,848
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,817,758
Series 2024A , RB , 5.00% , 10/01/28 ( AGM,
SAW )
(c)
...................... 2,900 3,083,017
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,343,365
Series 2024A , RB , 5.00% , 03/15/29 ..... 2,000 2,144,079
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,467,822
Series 2009A , RB , VRDN 3.20% , 06/05/24
(a)
7,000 7,000,000
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/24 ..... 425 425,121
Series 2022A , RB , 5.00% , 06/15/25 ..... 2,090 2,123,184
Series 2015D , RB , 5.00% , 09/15/25 ..... 1,590 1,608,759
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,307
Series 2014A , RB , 5.00% , 06/15/26 ..... 415 415,271
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,775 3,964,630
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 73,516
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 682,652
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,888,141
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,465,331
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 10,873,088
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/25 .... 4,935 4,990,981
Series L , RB , 5.00% , 01/01/26 ......... 1,300 1,331,203
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,283,800
Series 2016A , RB , 5.00% , 01/01/27 ..... 500 509,579
Series P , RB , 5.00% , 01/01/29 ......... 3,710 3,983,710
New York State Urban Development Corp.
Series 2015A , RB , 5.00% , 03/15/25 ..... 680 688,030
Series 2016A , RB , 5.00% , 03/15/25 ..... 3,655 3,698,141
Series 2017A , RB , 5.00% , 03/15/25 ..... 260 263,070

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020C , RB , 5.00% , 03/15/25 ..... USD 3,240 $ 3,278,260
Series 2020E , RB , 5.00% , 03/15/25 ..... 5,175 5,236,110
Series 2016A , RB , 5.00% , 03/15/26 ..... 4,135 4,250,683
Series 2016A , RB , 5.00% , 03/15/26 ..... 965 992,230
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,100 1,130,774
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,279,766
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 25,858,751
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 11,893,071
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,193,872
Series 2022A , RB , 5.00% , 09/15/27 ..... 12,535 13,217,616
Series 2022A , RB , 5.00% , 09/15/27 ..... 12,595 13,245,013
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,737,158
Series 2022A , RB , 5.00% , 09/15/28 ..... 33,000 35,240,769
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 204,645
Port Authority of New York & New Jersey
RB , 5.00% , 11/15/24 ............... 710 714,295
Series 194 , RB , 5.00% , 10/15/25 ....... 1,050 1,072,178
RB , 5.00% , 11/15/25 ............... 1,220 1,247,670
Series 230 , RB , 4.00% , 12/01/25 ....... 355 358,085
Series 189 , RB , 5.00% , 05/01/26 ....... 215 217,888
Series 194 , RB , 5.00% , 10/15/26 ....... 270 274,922
RB , 5.00% , 11/15/26 ............... 580 602,923
Series 230 , RB , 4.00% , 12/01/26 ....... 415 421,673
Series 222 , RB , 5.00% , 07/15/27 ....... 510 535,560
Series 194 , RB , 5.00% , 10/15/27 ....... 345 351,243
Series 230 , RB , 4.00% , 12/01/27 ....... 665 680,093
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,545,822
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,265,437
Sales Tax Asset Receivable Corp.
Series 2015A , RB , 5.00% , 10/15/24 ..... 1,320 1,326,509
Series 2015A , RB , 5.00% , 10/15/25 ..... 375 376,849
Triborough Bridge & Tunnel Authority
Series 2022A , RB , 5.00% , 08/15/24 ..... 10,000 10,022,250
Series 2023A , RB , 5.00% , 11/15/24 ..... 200 201,339
Series A , RB , 5.00% , 11/15/24 ......... 235 236,426
Series 2016A , RB , 5.00% , 11/15/24 ..... 440 442,671
Series 2021C-1A , RB , 5.00% , 05/15/25 ... 3,500 3,550,631
Series 2021A , RB , 5.00% , 11/01/25 ..... 2,480 2,533,645
Series 2018B , RB , 5.00% , 11/15/25 ..... 4,410 4,506,319
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 5,530 5,650,781
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,060,274
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,140,904
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,916,616
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,263,109
Series 2023A , RB , 5.00% , 11/15/27 ..... 9,000 9,489,281
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,712,484
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,344,134
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,058,422
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 519,349
Series 2005B-3 , RB , VRDN ( Bank of
America NA LOC ), 3.97% , 05/30/24
(a)
.. 3,500 3,500,000
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... 1,950 1,855,126
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(a)
............... 2,000 2,039,082
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(a)
............... 2,500 2,548,853
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/26 ..... 5,000 5,040,648
Series 2022TE-1 , RB , 5.00% , 12/15/27 ... 3,500 3,584,269
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,121,214
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,614,240
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,122,500
1,096,743,538
Security
Par (000)
Par (000) Value
North Carolina — 2.0%
City of Charlotte
Series 2014A , GO , 5.00% , 07/01/24 ..... USD 320 $ 320,253
Series 2016A , GO , 5.00% , 07/01/24 ..... 100 100,079
Series 2020 , RB , 5.00% , 07/01/24 ...... 225 225,178
Series 2021B , COP , 5.00% , 12/01/25 .... 2,305 2,358,982
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,501,131
Series 2015 , RB , 5.00% , 07/01/27 ...... 1,500 1,522,550
City of Greensboro
Series 2018B , GO , 5.00% , 10/01/24 ..... 560 562,371
Series 2018B , GO , 5.00% , 10/01/28 ..... 2,360 2,531,183
City of Raleigh
Series 2020A , RB , 5.00% , 06/01/25 ..... 125 126,846
Series 2016A , GO , 5.00% , 09/01/25 ..... 270 275,313
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,206,241
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,203,969
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 131,214
County of Guilford
Series 2017 , GO , 5.00% , 03/01/25 ...... 5,030 5,082,474
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 72,107
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,044,511
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,571,290
County of Johnston, Series 2015, GO,
4.00%, 02/01/26 ................. 20 20,176
County of Mecklenburg
Series 2013A , GO , 5.00% , 12/01/24 ..... 835 840,693
Series 2017A , GO , 5.00% , 04/01/25 ..... 40 40,495
Series 2019 , GO , 5.00% , 03/01/26 ...... 1,150 1,181,607
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,851,863
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 57,546
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,053,120
County of Wake
Series 2010C , GO , 5.00% , 03/01/25 ..... 2,635 2,664,430
Series 2018A , GO , 5.00% , 03/01/25 ..... 360 364,021
Series 2016A , GO , 5.00% , 03/01/26 ..... 80 82,226
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,675 1,720,750
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 6,015,862
Series 2022A , GO , 5.00% , 02/01/27 ..... 10,725 11,189,305
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,742,544
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,302,624
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,615 11,122,505
Series 2023A , GO , 5.00% , 05/01/28 ..... 2,515 2,678,675
North Carolina Capital Facilities Finance
Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 1,480 1,508,411
Series 2015B , RB , 5.00% , 10/01/55 ..... 14,305 14,579,610
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 625 637,011
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,880,939
North Carolina Turnpike Authority
Series 2017 , RB , 5.00% , 01/01/25 ...... 1,000 1,006,758
Series 2017 , RB , 5.00% , 01/01/28 ( AGM ) . 1,500 1,550,765
State of North Carolina
Series 2013B , GO , 5.00% , 06/01/24 ..... 4,080 4,080,000
Series 2014A , GO , 5.00% , 06/01/24 ..... 7,805 7,805,000
Series 2014B , RB , 5.00% , 06/01/24 ..... 6,020 6,020,000
Series 2019 , RB , 5.00% , 03/01/25 ...... 3,380 3,414,790
Series 2021 , RB , 5.00% , 03/01/25 ...... 1,500 1,515,440
Series 2017B , RB , 5.00% , 05/01/25 ..... 520 527,158
Series 2020B , RB , 5.00% , 05/01/25 ..... 10,085 10,223,822
Series 2014C , RB , 5.00% , 05/01/25 ..... 5,000 5,005,734
Series 2013B , GO , 5.00% , 06/01/25 ..... 1,085 1,102,101
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,320 1,340,805
Series 2014B , RB , 5.00% , 06/01/25 ..... 3,535 3,588,983

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2019B , GO , 5.00% , 06/01/25 ..... USD 310 $ 314,886
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,687,992
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 174,443
Series 2019A , RB , 5.00% , 05/01/26 ..... 435 448,099
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 278,131
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 72,108
Series 2014C , RB , 5.00% , 05/01/26 ..... 535 535,402
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,770 13,172,659
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 219,862
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 916,090
Series 2014C , RB , 5.00% , 05/01/27 ..... 120 120,083
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,240,702
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,235 2,345,079
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 3,996,740
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,818,450
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 11,021,341
Series 2016B , GO , 5.00% , 06/01/28 ..... 8,565 8,802,908
Town of Cary, Series 2021, GO,
5.00%, 09/01/26 ................. 4,590 4,754,974
University of North Carolina at Charlotte (The),
Series 2015, RB, 5.00%, 04/01/28 ...... 1,375 1,391,303
203,862,713
Ohio — 2.2%
American Municipal Power, Inc., Series 2019B,
RB, 5.00%, 02/15/25 .............. 1,605 1,616,051
Cincinnati City School District, Series 2014,
COP, 5.00%, 12/15/29 ............. 1,550 1,559,642
City of Columbus
Series 2015A , GO , 5.00% , 07/01/24 ..... 130 130,107
Series 2017A , GO , 4.00% , 04/01/25 ..... 265 266,114
Series 2022A , GO , 5.00% , 04/01/25 ..... 4,750 4,808,349
Series 2019A , GO , 5.00% , 04/01/25 ..... 10 10,123
Series 2021A , GO , 5.00% , 04/01/25 ..... 3,015 3,052,036
Series 2016-1 , GO , 5.00% , 07/01/25 ..... 820 833,575
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,158,092
Series 2019A , GO , 5.00% , 04/01/26 ..... 930 956,686
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,570 1,620,242
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,423,096
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 157,587
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,000 3,138,573
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 444,631
Series 2018A , GO , 5.00% , 04/01/27 ..... 395 413,245
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 841,131
Series 2022B , GO , 5.00% , 04/01/28 ..... 1,680 1,786,654
Series 2023A , GO , 5.00% , 08/15/28 ..... 7,040 7,533,273
Series 2024-1 , GO , 5.00% , 02/15/29
(c)
.... 6,765 7,305,997
County of Cuyahoga, Series 2014, RB,
5.00%, 12/01/32 ................. 3,390 3,412,080
County of Hamilton Sewer System, Series
2020A, RB, 5.00%, 12/01/25 ......... 1,295 1,323,619
Northeast Ohio Regional Sewer District
Series 2014 , RB , 5.00% , 11/15/31 ...... 1,200 1,206,914
Series 2014 , RB , 5.00% , 11/15/32 ...... 2,640 2,655,211
Series 2014 , RB , 5.00% , 11/15/39 ...... 2,240 2,252,907
Series 2014 , RB , 4.00% , 11/15/49 ...... 4,525 4,531,079
Series 2014 , RB , 5.00% , 11/15/49 ...... 1,655 1,664,536
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/25 ..... 1,700 1,737,237
Series 2021A , RB , 5.00% , 12/01/26 ..... 905 939,189
Series 2023D-1 , RB , VRDN
3.34% , 06/05/24
(a)
............... 21,700 21,700,000
Ohio Turnpike & Infrastructure Commission,
Series 2022A, RB, 5.00%, 02/15/29 ..... 1,460 1,567,149
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/24 ...... USD 185 $ 185,000
Series 2016B , RB , 5.00% , 12/01/24 ..... 1,020 1,026,710
Series 2019 , RB , 5.00% , 06/01/25 ...... 1,500 1,522,318
Series 2019A , RB , 5.00% , 06/01/25 ..... 1,650 1,674,550
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 2,030,580
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 155,435
Series 2018 , RB , 5.00% , 06/01/28 ...... 11,270 11,911,339
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,146,579
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/24 ..... 430 430,000
Series 2015A , RB , 5.00% , 12/01/24 ..... 1,690 1,701,035
Series 2015A , RB , 5.00% , 12/01/25 ..... 2,605 2,664,139
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 172,886
Princeton City School District
Series 2014 , GO , 4.00% , 12/01/31 ...... 3,255 3,258,812
Series 2014 , GO , 4.00% , 12/01/32 ...... 3,000 3,003,514
Series 2014 , GO , 4.00% , 12/01/33 ...... 4,125 4,129,831
Series 2014 , GO , 4.00% , 12/01/34 ...... 2,100 2,102,460
State of Ohio
Series 2019A , GO , 5.00% , 06/15/24 ..... 1,615 1,615,599
Series 2018A , GO , 5.00% , 06/15/24 ..... 75 75,028
Series 2020B , GO , 5.00% , 08/01/24 ..... 205 205,389
Series 2014B , GO , 5.00% , 08/01/24 ..... 1,905 1,908,614
Series 2015A , GO , 5.00% , 09/01/24 ..... 105 105,316
Series 2020B , GO , 5.00% , 09/15/24 ..... 1,080 1,083,846
Series 2013A , GO , 5.00% , 09/15/24 ..... 340 341,211
Series 2016A , GO , 5.00% , 12/15/24 ..... 6,705 6,754,413
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,420 1,439,547
Series U , GO , 5.00% , 05/01/25 ........ 2,665 2,701,684
Series 2022A , GO , 4.00% , 06/15/25 ..... 3,375 3,394,615
Series 2017C , GO , 5.00% , 08/01/25 ..... 3,250 3,308,093
Series 2020B , GO , 5.00% , 08/01/25 ..... 20 20,345
Series 2020B , GO , 5.00% , 08/01/25 ..... 7,325 7,455,932
Series 2017B , GO , 5.00% , 09/15/25 ..... 6,030 6,149,570
Series 2020B , GO , 5.00% , 09/15/25 ..... 3,370 3,436,824
Series 2015A , GO , 5.00% , 09/15/25 ..... 585 596,600
Series 2018-1 , RB , 5.00% , 12/15/25 ..... 145 148,358
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 46,230
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,289,525
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 231,259
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,215 6,397,503
Series U , GO , 5.00% , 05/01/26 ........ 9,160 9,428,983
Series 2017A , GO , 5.00% , 05/01/26 ..... 8,755 8,877,618
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,831,686
Series 2021A , GO , 5.00% , 06/15/26 ..... 280 288,734
Series 2015A , GO , 5.00% , 08/01/26 ..... 5,685 5,883,430
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 242,800
Series 2017B , GO , 5.00% , 09/15/26 ..... 680 703,962
Series 2015C , GO , 5.00% , 11/01/26 ..... 5,000 5,073,180
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 77,871
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,870 1,950,626
Series 2017A , GO , 5.00% , 05/01/27 ..... 9,815 9,952,464
Series U , GO , 5.00% , 05/01/27 ........ 255 266,742
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 424,509
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 36,758
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,224,215
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,000 1,059,926
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,170,077
Series 2018A , GO , 5.00% , 02/01/38 ..... 8,020 8,231,757
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,369,246
238,960,398

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma — 0.2%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. USD 295 $ 304,761
Oklahoma Capitol Improvement Authority
Series 2020A , RB , 5.00% , 07/01/25 ..... 2,465 2,499,297
Series 2016 , RB , 5.00% , 07/01/28 ...... 2,890 2,973,773
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/26 (AGM) ..... 6,000 6,131,024
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/26 ..... 810 829,944
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,330,264
Oklahoma Water Resources Board
Series 2016 , RB , 5.00% , 04/01/25 ( OK
CERF ) ....................... 140 141,618
Series 2021 , RB , 5.00% , 04/01/26 ( OK
CERF ) ....................... 575 590,584
18,801,265
Oregon — 2.0%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,746,827
City of Portland Sewer System, Series 2015A,
RB, 5.00%, 06/01/26 .............. 5,350 5,431,178
City of Portland Water System, Series 2021B,
RB, 5.00%, 05/01/26 .............. 600 617,592
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/29 (GTD) ............. 1,200 1,218,365
Multnomah County School District No. 1
Portland
Series 2023 , GO , 5.00% , 06/15/24 ( GTD ) . 13,600 13,604,937
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 16,070,099
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(b)
...................... 8,500 5,045,545
Oregon State Lottery
Series 2015A , RB , 5.00% , 04/01/26 ( MO ) . 1,575 1,593,584
Series 2015D , RB , 5.00% , 04/01/26 ( MO ) . 5,595 5,661,018
Series B , RB , 5.00% , 04/01/26 ......... 1,700 1,702,580
Portland Community College District
Series 2018 , GO , 5.00% , 06/15/25 ...... 1,615 1,640,109
Series 2018 , GO , 5.00% , 06/15/27 ...... 175 180,430
State of Oregon
Series 2019D , GO , 5.00% , 06/01/24 ..... 325 325,000
Series I , GO , 5.00% , 08/01/24 ......... 330 330,610
Series F , GO , 5.00% , 05/01/25 ......... 845 856,404
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,500 1,520,243
Series 2015A , GO , 5.00% , 08/01/25 ..... 25 25,444
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 149,095
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,863,658
Series 2023A , GO , 5.00% , 05/01/26 ..... 600 616,946
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,110,436
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 539,828
Series 2015H , GO , 5.00% , 05/01/27 ..... 4,395 4,453,588
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,423,309
Series 2015F , GO , 5.00% , 05/01/27 ..... 2,745 2,781,593
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 26,154
Series 2021E , GO , 5.00% , 06/01/27 ..... 3,080 3,226,720
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,709,510
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,851,909
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 5,006,022
Series 2021E , GO , 5.00% , 06/01/28 ..... 3,630 3,863,324
Series 2015O , GO , 5.00% , 08/01/40 ..... 7,005 7,129,145
State of Oregon Department of Transportation
Series A , RB , 5.00% , 11/15/24 ......... 1,065 1,071,512
Series 2015A , RB , 5.00% , 11/15/25 ..... 835 840,175
Security
Par (000)
Par (000) Value
Oregon (continued)
Series A , RB , 5.00% , 11/15/25 ......... USD 690 $ 705,660
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,122,656
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,669,431
Series 2015A , RB , 5.00% , 11/15/29 ..... 1,705 1,715,128
Series 2015A , RB , 5.00% , 11/15/30 ..... 2,340 2,353,901
Series 2015A , RB , 5.00% , 11/15/31 ..... 2,500 2,514,851
Washington & Multnomah Counties School
District No. 48J Beaverton
Series B , GO , 5.00% , 06/15/27 ( GTD ) .... 3,850 3,851,317
Series B , GO , 5.00% , 06/15/28 ( GTD ) .... 5,000 5,001,710
Series B , GO , 5.00% , 06/15/31 ( GTD ) .... 11,315 11,318,870
Series B , GO , 5.00% , 06/15/33 ( GTD ) .... 8,045 8,047,751
Series B , GO , 5.00% , 06/15/34 ( GTD ) .... 8,120 8,122,777
161,656,941
Pennsylvania — 2.4%
City of Philadelphia
Series 2015A , GO , 5.00% , 08/01/24 ..... 1,090 1,091,551
Series 2019A , GO , 5.00% , 08/01/24 ..... 2,780 2,783,955
Series 2019A , GO , 5.00% , 08/01/25 ..... 2,165 2,196,500
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,100,610
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,670,594
Series 2015A , RB , 5.00% , 07/01/45 ..... 4,000 4,002,996
Commonwealth of Pennsylvania
Series 1 , GO , 5.00% , 06/15/24 ........ 1,650 1,650,612
Series 1 , GO , 5.00% , 07/01/24 ........ 1,175 1,176,023
Series 2015 , GO , 5.00% , 08/15/24 ...... 2,140 2,145,151
Series 2016 , GO , 5.00% , 09/15/24 ...... 2,855 2,865,166
Series 2016-2 , GO , 5.00% , 01/15/25 ..... 3,545 3,574,700
Series 2016 , GO , 5.00% , 02/01/25 ( AGM ) . 1,120 1,131,204
Series 2020-1 , GO , 5.00% , 05/01/25 ..... 5,000 5,066,577
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,645 3,714,975
Series 2017 , GO , 5.00% , 01/01/26 ...... 2,590 2,651,765
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,170 1,199,429
Series 2016 , GO , 5.00% , 09/15/26 ...... 1,035 1,070,009
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,704,243
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 26,080 27,174,233
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 208,964
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,563,434
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 25,220 26,691,468
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 7,969,677
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 4,810,755
County of Montgomery
Series 2022 , GO , 5.00% , 07/01/25 ...... 3,190 3,242,130
Series 2022 , GO , 5.00% , 07/01/26 ...... 2,260 2,334,059
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/25 ..... 700 705,392
Series 2018B , RB , 5.00% , 01/01/26 ..... 1,085 1,111,024
Pennsylvania State University (The), Series
2020E, RB, 5.00%, 03/01/25 ......... 770 778,014
Pennsylvania Turnpike Commission
Series 2019 , RB , 5.00% , 12/01/24 ...... 500 503,142
Series 2016B , RB , 5.00% , 06/01/25 ..... 3,000 3,039,056
Series 2019 , RB , 5.00% , 12/01/25 ...... 245 250,346
Series A-2 , RB , 5.00% , 12/01/25 ....... 1,300 1,328,369
Series 2019A , RB , 5.00% , 12/01/26 ..... 750 776,899
Series A-2 , RB , 5.00% , 12/01/26 ....... 935 969,894
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 20,164,024
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 3.34% , 06/06/24
(a)
........... 3,730 3,730,000
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.34% , 06/06/24
(a)
........... 50,000 50,000,000
Township of Lower Merion, Series 2020A, GO,
5.00%, 01/15/25 ................. 1,380 1,389,702

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021,
RB, 4.00%, 04/15/26 .............. USD 13,690 $ 13,802,409
229,339,051
Rhode Island — 0.1%
Rhode Island Commerce Corp.
Series 2016A , RB , 5.00% , 06/15/24 ..... 4,420 4,421,277
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,370,358
7,791,635
South Carolina — 0.4%
Beaufort County School District, Series 2021A,
GO, 5.00%, 03/01/28 (SCSDE) ........ 4,155 4,404,310
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 1,545 1,651,142
City of Charleston
Series 2015 , RB , 5.00% , 01/01/31 ...... 1,120 1,128,038
Series 2015 , RB , 5.00% , 01/01/32 ...... 2,000 2,014,353
Series 2015 , RB , 5.00% , 01/01/33 ...... 4,160 4,189,855
Series 2015 , RB , 5.00% , 01/01/34 ...... 2,510 2,528,014
City of Columbia, Series 2016B, RB,
5.00%, 02/01/27 ................. 70 72,976
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,115,922
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 302,986
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,670,675
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/24 ..... 1,000 1,004,312
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 640,413
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/24 ..... 2,425 2,435,357
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,645 1,679,229
Series 2021B , RB , 5.00% , 10/01/25 ..... 6,365 6,499,105
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 8,924,751
43,261,438
Tennessee — 0.9%
City of Memphis
Series 2018 , GO , 5.00% , 06/01/25 ...... 6,260 6,352,122
Series 2014 , RB , 5.00% , 12/01/34 ...... 1,000 1,005,780
County of Hamilton
Series 2021 , GO , 5.00% , 12/01/24 ...... 2,435 2,451,058
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,960 7,131,735
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/25 ...... 160 161,958
Series 2017 , GO , 5.00% , 04/01/27 ...... 215 224,642
Series 2021A , GO , 5.00% , 06/01/27 ..... 2,275 2,383,816
County of Shelby
Series 2015A , GO , 5.00% , 04/01/25 ..... 1,020 1,032,567
Series 2016A , GO , 5.00% , 04/01/25 ..... 565 571,961
Series 2019A , GO , 5.00% , 04/01/25 ..... 4,500 4,555,444
County of Williamson, Series 2021B, GO,
5.00%, 05/01/27 ................. 2,765 2,897,195
Metropolitan Government of Nashville &
Davidson County
Series 2020B , RB , 5.00% , 07/01/24 ..... 405 405,302
Series 2020B , RB , 5.00% , 07/01/25 ..... 940 955,206
Series 2022A , GO , 4.00% , 01/01/26 ..... 7,725 7,795,558
Series 2021C , GO , 5.00% , 01/01/26 ..... 5,000 5,121,823
Series 2016 , GO , 5.00% , 01/01/26 ...... 520 532,670
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 665,657
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2020B , RB , 5.00% , 07/01/26 ..... USD 1,575 $ 1,625,191
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,298,977
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,075 2,176,433
State of Tennessee
Series A , GO , 5.00% , 08/01/24 ........ 475 475,917
Series B , GO , 5.00% , 08/01/24 ........ 20 20,039
Series 2018A , GO , 5.00% , 02/01/25 ..... 1,000 1,009,545
Series B , GO , 5.00% , 08/01/25 ........ 1,705 1,735,867
Series A , GO , 5.00% , 08/01/25 ........ 120 122,172
Series 2019A , GO , 5.00% , 09/01/25 ..... 25 25,486
Series A , GO , 5.00% , 08/01/26 ........ 30 31,033
Series B , GO , 5.00% , 08/01/26 ........ 740 765,480
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,506,799
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,615 2,716,452
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,075,088
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,157,641
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,253,472
Series A , GO , 5.00% , 08/01/28 ........ 2,230 2,268,500
Series A , GO , 5.00% , 08/01/29 ........ 3,000 3,051,794
Series A , GO , 5.00% , 08/01/30 ........ 1,365 1,388,566
Series A , GO , 5.00% , 08/01/31 ........ 3,010 3,061,967
Tennessee State School Bond Authority
Series 2022A , RB , 5.00% , 11/01/24 ( ST
INTERCEPT ) .................. 3,440 3,458,440
Series 2022A , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 3,845 3,927,937
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,573,618
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 105,094
Series 2015B , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 5,500 5,616,431
98,692,433
Texas — 8.7%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,110 3,236,839
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,363,380
Allen Independent School District, Series 2016,
GO, 5.00%, 02/15/25 (PSF) .......... 1,170 1,181,846
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/27 (PSF) ...... 685 713,716
Austin Independent School District
Series 2022A , GO , 5.00% , 08/01/24 ( PSF ) 500 500,955
Series 2020 , GO , 5.00% , 08/01/25 ( PSF ) .. 25 25,449
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 1,510 1,537,122
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 36,135
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 841,419
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 118,728
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 83,904
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,418,647
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,144,165
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,343,943
Board of Regents of the University of Texas
System
Series 2016J , RB , 5.00% , 08/15/24 ..... 3,205 3,212,685
Series 2017C , RB , 5.00% , 08/15/24 ..... 400 400,959
Series 2016D , RB , 5.00% , 08/15/24 ..... 4,635 4,646,114
Series 2016E , RB , 5.00% , 08/15/24 ..... 205 205,492
Series 2016I , RB , 5.00% , 08/15/24 ...... 2,520 2,526,043
Series 2017C , RB , 5.00% , 08/15/25 ..... 3,230 3,289,564
Series 2016J , RB , 5.00% , 08/15/25 ..... 385 392,100
Series 2014B , RB , 5.00% , 08/15/25 ..... 675 687,448
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 976,885
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 697,775
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,517,447

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016B , RB , 5.00% , 08/15/26 ..... USD 5,055 $ 5,225,560
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,885 1,948,601
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,158,367
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 105,012
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 160,735
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 141,766
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 260,942
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,389,260
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 16,000,147
Central Texas Regional Mobility Authority
Series A , RB , 5.00% , 01/01/40 ......... 5,330 5,412,449
Series A , RB , 5.00% , 01/01/45 ......... 13,095 13,297,564
Central Texas Turnpike System, Series 2002A,
RB, 0.00%, 08/15/24 (AMBAC)
(b)
....... 2,505 2,485,049
City of Austin
Series 2015 , GO , 5.00% , 09/01/24 ...... 8,750 8,774,344
Series 2020 , GO , 5.00% , 09/01/25 ...... 525 534,872
Series 2020 , GO , 5.00% , 09/01/25 ...... 5 5,078
Series 2015 , GO , 5.00% , 09/01/26 ...... 2,300 2,341,379
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,427,660
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,122,569
Series 2017 , RB , 5.00% , 11/15/28 ...... 1,835 1,918,259
Series 2020C , RB , 5.00% , 11/15/28 ..... 1,870 1,998,739
City of Dallas, Series 2015A, RB,
5.00%, 10/01/25 ................. 14,945 15,243,780
City of Fort Worth
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 369,145
Series 2020A , RB , 5.00% , 02/15/28 ..... 1,760 1,863,121
City of Houston
Series 2002C , RB , 5.00% , 11/15/24 ..... 1,095 1,100,950
Series 2014C , RB , 5.00% , 05/15/25 ..... 5,315 5,320,629
Series 2018D , RB , 5.00% , 07/01/25 ..... 875 886,856
Series 2014C , RB , 5.00% , 05/15/26 ..... 13,500 13,523,761
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,000 4,197,932
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(b)
2,000 1,744,206
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 20,155,758
Series 2012A , RB , VRDN ( TD Bank NA
SBPA ), 3.36% , 06/06/24
(a)
.......... 7,330 7,330,000
City of San Antonio
Series 2018 , GO , 5.00% , 08/01/24 ...... 160 160,303
Series 2019 , GO , 5.00% , 08/01/24 ...... 2,865 2,870,424
Series 2019 , GO , 5.00% , 08/01/27 ...... 125 131,471
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 5.00% , 02/01/25 ...... 1,405 1,417,102
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,017,411
Series 2015A , RB , VRDN 1.75% , 12/01/24
(a)
215 211,866
Clear Creek Independent School District, Series
2018, GO, 5.00%, 02/15/25 (PSF) ...... 980 989,786
Conroe Independent School District
Series 2022A , GO , 5.00% , 02/15/25 ( PSF ) 2,165 2,187,670
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 3,570 3,668,429
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,222,339
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,795 10,354,902
Coppell Independent School District, Series
2019, GO, 5.00%, 08/15/25 (PSF) ...... 5,995 6,099,317
County of Collin, Series 2021, GO,
5.00%, 02/15/26 ................. 2,225 2,282,632
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 3,325 3,383,250
County of Harris
Series 2022A , GO , 5.00% , 10/01/24 ..... 8,280 8,313,667
Series 2021 , RB , 5.00% , 08/15/25 ...... 1,000 1,017,046
Series 2022A , RB , 5.00% , 08/15/25 ..... 2,760 2,807,048
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2015A , GO , 5.00% , 10/01/25 ..... USD 2,320 $ 2,366,381
Series 2015B , RB , 5.00% , 08/15/26 ..... 670 679,454
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 10,000 10,103,570
Series 2020 , GO , 5.00% , 02/15/26 ...... 1,505 1,545,238
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,060,553
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,165,994
Cypress-Fairbanks Independent School District
Series 2021 , GO , 5.00% , 02/15/25 ( PSF ) .. 2,480 2,503,392
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,180 5,309,856
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 3,905 4,002,894
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,300 1,334,907
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 311,868
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 192,319
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 233,901
Dallas Area Rapid Transit
Series 2014A , RB , 5.00% , 12/01/24 ..... 350 352,042
Series 2019 , RB , 5.00% , 12/01/25 ...... 1,230 1,258,241
Series 2016A , RB , 5.00% , 12/01/26 ..... 1,340 1,369,177
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,384,170
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,120,779
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,184,752
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/24 ..... 3,895 3,913,491
Series 2020B , RB , 5.00% , 11/01/25 ..... 2,525 2,574,217
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 653,783
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,590 1,650,024
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,855,187
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,288,500
Dallas Independent School District
Series 2015 , GO , 5.00% , 02/15/26 ( PSF ) .. 810 818,303
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,180 7,278,664
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,193,611
Series 2014A , GO , 5.00% , 08/15/32 ( PSF ) 4,500 4,509,255
Series 2014A , GO , 4.00% , 08/15/33 ( PSF ) 4,635 4,635,443
Series 2014A , GO , 5.00% , 08/15/34 ( PSF ) 2,100 2,104,319
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/28 (PSF) ...... 750 798,141
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/25 ( PSF ) 375 381,570
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 550 559,635
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,055,109
Fort Worth Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 1,045 1,055,435
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,160 1,243,730
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(a)
..... 2,800 2,913,853
Houston Independent School District, Series
2017, GO, 5.00%, 02/15/25 (PSF) ...... 1,675 1,691,263
Irving Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 2,000 2,018,864
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,081,741
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,283,458
Keller Independent School District, Series 2015,
GO, 5.00%, 08/15/31 (PSF) .......... 1,040 1,049,613
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/24 ( PSF ) 250 250,565
Series 2022 , GO , 5.00% , 08/15/25 ( PSF ) .. 1,200 1,221,164
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 3,145 3,199,725
Series 2016B , GO , 5.00% , 08/15/25 ..... 7,680 7,804,573
Series 2016B , GO , 5.00% , 08/15/26 ..... 115 116,461
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,730,087

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. USD 430 $ 451,386
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,368,776
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,402,606
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,891,154
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,180 1,239,756
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 1,969,952
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 1,969,547
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/28 ... 2,000 2,138,875
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 3,185 3,417,763
North East Independent School District
Series 2015 , GO , 5.00% , 08/01/24 ( PSF ) .. 4,095 4,102,419
Series 2007 , GO , 5.25% , 02/01/25 ( PSF ) .. 5,000 5,052,783
Series 2015 , GO , 5.00% , 08/01/25 ( PSF ) .. 2,635 2,677,809
North Texas Municipal Water District Water
System, Series 2021A, RB, 4.00%, 09/01/24 17,200 17,202,393
North Texas Tollway Authority
Series 2016A , RB , 5.00% , 01/01/25 ..... 525 526,149
Series 2019A , RB , 5.00% , 01/01/25 ..... 2,070 2,085,694
Series A , RB , 5.00% , 01/01/25 ......... 5,040 5,056,281
Series B , RB , 5.00% , 01/01/25 ......... 5 5,004
Series 2015B , RB , 5.00% , 01/01/26 ..... 260 261,634
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,410 2,467,756
Series B , RB , 5.00% , 01/01/26 ......... 50 50,033
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,545,348
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
10,000 8,748,850
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,610,336
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 2,993,317
Series I , RB , 6.50% , 01/01/43 ......... 13,000 13,208,866
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/28 ................. 1,850 1,963,703
Permanent University Fund - University of
Texas System
Series 2014B , RB , 5.00% , 07/01/24 ..... 1,015 1,015,880
Series 2014B , RB , 5.00% , 07/01/25 ..... 2,680 2,683,128
Series 2015B , RB , 5.00% , 07/01/26 ..... 5,000 5,078,134
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 154,262
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,750 10,216,642
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,305 1,388,790
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,600 1,717,872
Plano Independent School District, Series
2016A, GO, 5.00%, 02/15/27 (PSF) ..... 3,540 3,624,438
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/24 ...... 4,050 4,057,337
Series 2019 , GO , 5.00% , 08/01/24 ( PSF ) .. 365 365,679
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 145 152,032
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 630 669,526
Series 2016 , GO , 5.00% , 08/01/31 ( PSF ) .. 3,255 3,307,476
Series 2016 , GO , 5.00% , 08/01/32 ( PSF ) .. 3,420 3,475,136
Series 2016 , GO , 5.00% , 08/01/33 ( PSF ) .. 3,590 3,647,877
Series 2016 , GO , 5.00% , 08/01/34 ( PSF ) .. 3,770 3,830,779
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 3,355 3,409,088
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,167,772
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,503,512
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,560 2,755,715
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,104,462
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 990,335
Series 2013F , RB , VRDN 1.00% , 11/01/26
(a)
2,000 1,807,000
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/25 ( PSF ) .. 520 524,683
Series 2020 , GO , 5.00% , 02/01/28 ( PSF ) .. 3,150 3,330,307
Security
Par (000)
Par (000) Value
Texas (continued)
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/28 ......... USD 1,940 $ 1,996,458
State of Texas
Series 2021B , GO , 5.00% , 08/01/24 ..... 2,500 2,504,825
Series 2018B-3 , GO , 5.00% , 08/01/24 .... 220 220,362
Series 2016 , GO , 5.00% , 10/01/24 ...... 720 723,075
Series 2014 , GO , 5.00% , 10/01/24 ...... 9,315 9,322,719
Series A , GO , 5.00% , 10/01/24 ........ 760 763,246
Series 2014A , GO , 5.00% , 10/01/24 ..... 265 266,132
Series 2015A , GO , 5.00% , 10/01/24 ..... 90 90,384
Series 2014 , GO , 5.00% , 04/01/25 ...... 3,535 3,536,201
Series 2016A , GO , 5.00% , 04/01/25 ..... 1,250 1,265,571
Series 2018A , GO , 5.00% , 08/01/25 ..... 1,430 1,455,888
Series 2016 , GO , 5.00% , 10/01/25 ...... 50 51,001
Series A , GO , 5.00% , 10/01/25 ........ 21,110 21,269,313
Series 2016 , GO , 5.00% , 04/01/26 ...... 2,885 2,965,773
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,389,549
Series 2014 , GO , 5.00% , 04/01/26 ...... 8,085 8,087,747
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,895,856
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,071,262
Series 2015A , GO , 5.00% , 10/01/27 ..... 7,045 7,171,852
Series 2014 , GO , 5.00% , 10/01/27 ...... 505 505,423
Series A , GO , 5.00% , 10/01/30 ........ 19,700 19,776,168
Series 2013B , GO , VRDN ( State Street Bank
& Trust Co. SBPA ), 3.45% , 06/05/24
(a)
.. 4,995 4,995,000
Series A , GO , 5.00% , 10/01/44 ........ 1,415 1,420,471
Tarrant County College District
Series 2022 , GO , 5.00% , 08/15/24 ...... 800 801,647
Series 2022 , GO , 5.00% , 08/15/25 ...... 3,500 3,558,836
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,403,314
Series 2024 , RB , 5.00% , 03/01/29
(c)
..... 1,500 1,613,283
Texas A&M University
Series 2016E , RB , 5.00% , 05/15/25 ..... 1,660 1,683,323
Series 2017E , RB , 5.00% , 05/15/25 ..... 4,780 4,847,158
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 262,583
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,253,969
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,620 1,690,895
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,725 5,975,540
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,523,893
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,707,908
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,081,461
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,380,404
Texas Public Finance Authority, Series 2019,
RB, 5.00%, 02/01/27 .............. 2,870 2,979,472
Texas State University System
Series A , RB , 5.00% , 03/15/25 ......... 4,925 4,977,645
Series 2017A , RB , 5.00% , 03/15/26 ..... 565 578,988
Series 2024 , RB , 5.00% , 03/15/28
(c)
..... 5,000 5,273,123
Series 2024 , RB , 5.00% , 03/15/29
(c)
..... 4,325 4,630,486
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,532,282
Series 2014B , GO , VRDN 0.65% , 04/01/26
(a)
5,000 4,641,225
Texas Transportation Commission State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/24 ...... 6,250 6,275,258
Series 2016A , RB , 5.00% , 10/01/24 ..... 5,500 5,522,227
Series 2014A , RB , 5.00% , 04/01/25 ..... 7,050 7,051,879
Series 2008 , RB , 5.25% , 04/01/25 ...... 175 177,433
Series 2015 , RB , 5.00% , 10/01/25 ...... 29,190 29,770,668
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,505 1,534,939
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 9,235,581
Texas Water Development Board
Series 2020 , RB , 5.00% , 10/15/24 ...... 2,600 2,613,390

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018B , RB , 5.00% , 04/15/25 ..... USD 1,060 $ 1,074,214
Series 2018 , RB , 5.00% , 08/01/25 ...... 530 539,777
Series 2022 , RB , 5.00% , 08/01/25 ...... 1,090 1,110,108
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 746,292
Series 2018B , RB , 5.00% , 04/15/26 ..... 335 344,839
Series 2020 , RB , 5.00% , 08/01/26 ...... 600 619,576
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 833,081
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 440,112
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,955,109
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,512,081
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,683,420
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,180 1,249,330
781,904,262
Utah — 1.3%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,266,564
Central Utah Water Conservancy District,
Series 2021A, GO, 5.00%, 04/01/25 ..... 9,525 9,636,449
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,000 1,030,986
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,666,785
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,123,969
State of Utah
Series 2015 , GO , 5.00% , 07/01/24 ...... 3,100 3,102,797
Series 2018 , GO , 5.00% , 07/01/24 ...... 2,675 2,677,414
Series 2020 , GO , 5.00% , 07/01/24 ...... 9,000 9,008,121
Series 2020B , GO , 5.00% , 07/01/24 ..... 9,085 9,093,197
Series 2020 , GO , 3.00% , 07/01/25 ...... 210 207,963
Series 2017 , GO , 5.00% , 07/01/25 ...... 45 45,765
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,685 1,713,631
Series 2020 , GO , 5.00% , 07/01/25 ...... 4,245 4,317,129
Series 2020B , GO , 5.00% , 07/01/25 ..... 7,150 7,271,489
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,802,420
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,257,490
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,098,717
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 26,039
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,577,152
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/25 ..... 1,075 1,094,038
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,546,164
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,685,912
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 5,035 5,114,106
Series 2015A , RB , 5.00% , 06/15/30 ..... 4,005 4,067,924
Series 2015A , RB , 5.00% , 06/15/34 ..... 5,000 5,078,557
Series 2015A , RB , 5.00% , 06/15/37 ..... 9,480 9,628,943
Series 2015A , RB , 5.00% , 06/15/38 ..... 2,385 2,422,471
109,562,192
Vermont — 0.0%
State of Vermont, Series 2021A, GO,
5.00%, 08/15/24 ................. 3,325 3,334,212
Virginia — 3.4%
City of Alexandria
Series 2021A , GO , 5.00% , 12/15/25 ( SAW ) 2,775 2,841,312
Series 2022B , GO , 5.00% , 12/15/25 ..... 5,195 5,319,141
Series 2023 , GO , 5.00% , 12/15/27 ( SAW ) . 8,115 8,575,936
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,397,745
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,672,455
Security
Par (000)
Par (000) Value
Virginia (continued)
Commonwealth of Virginia
Series 2012A , GO , 5.00% , 06/01/24 ..... USD 1,010 $ 1,010,000
Series 2024B , GO , 5.00% , 06/01/25 ..... 10,000 10,152,709
Series 2015B , GO , 5.00% , 06/01/26 ( SAW ) 11,810 11,985,695
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,317,269
County of Arlington
Series B , GO , 5.00% , 08/15/25 ........ 1,015 1,033,757
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 269,028
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,500,346
Series B , GO , 5.00% , 08/15/27 ........ 75 77,680
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 597,199
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/25 ................. 1,790 1,804,403
County of Fairfax
Series 2020A , GO , 4.00% , 10/01/24 ( SAW ) 4,645 4,649,567
Series 2021A , GO , 4.00% , 10/01/24 ( SAW ) 8,400 8,408,259
Series 2014B , GO , 5.00% , 10/01/24 ( SAW ) 5,545 5,568,297
Series 2021A , GO , 4.00% , 10/01/25 ( SAW ) 2,235 2,250,685
Series 2022A , GO , 4.00% , 10/01/25 ( SAW ) 5,825 5,865,880
Series 2014B , GO , 5.00% , 10/01/25 ( SAW ) 3,525 3,542,929
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 237,276
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,434,228
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 6,089,230
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 153,169
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,829,213
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 492,001
Series 2015A , GO , 4.00% , 10/01/33 ( SAW ) 5,030 5,034,088
County of Henrico, Series 2020A, GO,
5.00%, 08/01/25 (SAW) ............ 1,470 1,496,257
County of Loudoun
Series 2020B , GO , 5.00% , 12/01/24 ( SAW ) 4,000 4,029,815
Series 2021A , GO , 5.00% , 12/01/24 ( SAW ) 255 256,901
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 9,000 9,212,099
Series 2020B , GO , 5.00% , 12/01/25 ( SAW ) 95 97,239
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 535,402
County of Prince William
Series 2015 , GO , 3.50% , 08/01/31 ( SAW ) . 3,090 3,088,117
Series 2015 , GO , 3.50% , 08/01/32 ( SAW ) . 3,090 3,088,117
Series 2015 , GO , 3.50% , 08/01/33 ( SAW ) . 590 589,641
Series 2015 , GO , 3.75% , 08/01/34 ( SAW ) . 3,090 3,089,338
Series 2015 , GO , 3.75% , 08/01/35 ( SAW ) . 3,090 3,089,338
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 6,000 6,351,596
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,226,476
Upper Occoquan Sewage Authority, Series
2014, RB, 4.00%, 07/01/39 .......... 1,000 1,005,516
Virginia College Building Authority
Series B , RB , 5.00% , 09/01/24 ( ST
INTERCEPT ) .................. 125 125,363
Series 2015A , RB , 5.00% , 02/01/25 ..... 105 105,958
Series 2017E , RB , 5.00% , 02/01/25 ..... 2,280 2,300,801
Series 2020A , RB , 5.00% , 02/01/25 ..... 1,570 1,584,324
Series A , RB , 5.00% , 02/01/25 ......... 865 872,892
Series 2017E , RB , 5.00% , 02/01/26 ..... 465 476,739
Series 2020A , RB , 5.00% , 02/01/26 ..... 1,520 1,558,371
Series 2021A , RB , 5.00% , 02/01/26 ..... 11,010 11,287,939
Series 2022A , RB , 5.00% , 02/01/26 ..... 6,650 6,817,874
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,245 18,970,365
Series 2020A , RB , 5.00% , 02/01/27 ..... 600 623,854
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,130 9,492,981
Series A , RB , 5.00% , 02/01/27 ......... 515 527,569
Series B , RB , 5.00% , 02/01/27 ......... 80 83,346
Series 2014A , RB , 5.00% , 09/01/27 ( SAW ) 1,000 1,002,755
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,003,749

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 09/15/24 ...... USD 4,280 $ 4,295,240
Series 2020 , RB , 5.00% , 09/15/24 ...... 1,390 1,394,950
Series 2017 , RB , 5.00% , 03/15/25 ...... 2,665 2,695,642
Series 2016 , RB , 5.00% , 05/15/25 ...... 20 20,284
Series 2017A , RB , 5.00% , 05/15/25 ..... 750 760,638
Series 2017 , RB , 5.00% , 09/15/25 ...... 825 841,046
Series 2017 , RB , 5.00% , 03/15/26 ...... 410 421,255
Series 2014 , RB , 5.00% , 05/15/26 ...... 350 350,052
Series 2017A , RB , 5.00% , 05/15/26 ..... 655 674,783
Series 2017 , RB , 5.00% , 09/15/26 ...... 365 378,033
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,505 5,765,666
Series 2017 , RB , 5.00% , 09/15/27 ...... 180 189,526
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 516,750
Series 2018 , RB , 5.00% , 09/15/28 ...... 1,415 1,512,927
Virginia Public Building Authority
Series C , RB , 5.00% , 08/01/24 ......... 300 300,569
Series B , RB , 5.00% , 08/01/25 ......... 440 447,865
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,103,485
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,050 4,181,950
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,298,385
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,679,191
Series B , RB , 5.00% , 08/01/26 ......... 280 289,122
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 52,467
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,091,952
Virginia Public School Authority
Series 2015A , RB , 5.00% , 08/01/24 ( ST
INTERCEPT ) .................. 2,410 2,414,533
Series 2016 , RB , 5.00% , 02/01/25 ( ST
INTERCEPT ) .................. 1,770 1,786,547
Series 2018 , RB , 5.00% , 03/01/25 ( SAW ) . 125 126,351
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 2,415 2,457,891
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,198,273
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,405,170
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 5,550 5,784,358
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,871,634
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 133,483
Series 2015 , RB , 3.50% , 08/01/32 ( SAW ) . 4,925 4,921,999
Series 2015 , RB , 3.50% , 08/01/33 ( SAW ) . 4,920 4,917,002
Series 2015 , RB , 3.75% , 08/01/34 ( SAW ) . 4,920 4,918,946
Series 2015 , RB , 3.75% , 08/01/35 ( SAW ) . 4,920 4,918,946
Virginia Resources Authority, Series 2016C,
RB, 5.00%, 11/01/28 .............. 1,085 1,126,431
303,343,571
Washington — 4.5%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/24 .... 1,535 1,543,806
Series 2021S-1 , RB , 5.00% , 11/01/25 .... 2,000 2,045,695
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 2,670 2,728,745
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,307,401
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,885 4,031,152
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 4,190 4,282,187
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 6,065 6,198,440
Series 2015S-1 , RB , 5.00% , 11/01/32 .... 2,235 2,284,174
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,990 2,033,783
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 7,100 7,256,212
Series 2015S-1 , RB , 5.00% , 11/01/50 .... 15,050 15,381,126
City of Seattle
Series 2014 , RB , 5.00% , 09/01/24 ...... 365 366,033
Series 2022 , RB , 5.00% , 09/01/24 ...... 3,425 3,435,119
Series 2021A , GO , 5.00% , 12/01/24 ..... 100 100,681
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2015A , GO , 5.00% , 06/01/25 ..... USD 145 $ 147,225
Series 2022 , RB , 5.00% , 09/01/25 ...... 8,095 8,248,212
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 131,350
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,045,422
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,149,864
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,026,679
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,330,075
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,431,915
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,592,488
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,597,589
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,039,100
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,417,520
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.99% , 05/31/24
(a)
........... 20,250 20,250,000
City of Seattle Water System, Series 2022, RB,
5.00%, 09/01/24 ................. 5,910 5,927,897
County of King
Series 2016A , RB , 5.00% , 07/01/24 ..... 120 120,095
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,732,679
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,828,914
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,074,750
Series 2015A , GO , 5.00% , 07/01/35 ..... 860 866,418
Series 2015A , GO , 5.00% , 07/01/36 ..... 5,780 5,823,132
Series 2015A , RB , 5.00% , 07/01/40 ..... 5,010 5,048,817
Series 2019A , GO , VRDN ( TD Bank NA
SBPA ), 3.95% , 05/31/24
(a)
.......... 5,900 5,900,000
Series 2015A , RB , 5.00% , 07/01/47 ..... 9,050 9,120,119
County of Snohomish
Series 2022 , GO , 5.00% , 12/01/25 ...... 2,000 2,045,334
Series 2022 , GO , 5.00% , 12/01/26 ...... 1,500 1,557,316
Energy Northwest
Series 2018A , RB , 4.00% , 07/01/24 ..... 55 54,999
Series 2017A , RB , 5.00% , 07/01/24 ..... 15 15,011
Series 2018A , RB , 5.00% , 07/01/24 ..... 1,025 1,025,768
Series 2014C , RB , 5.00% , 07/01/25 ..... 800 801,645
Series 2015A , RB , 5.00% , 07/01/25 ..... 9,360 9,490,231
Series 2015C , RB , 5.00% , 07/01/25 ..... 2,805 2,844,028
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,845 1,870,671
Series 2018C , RB , 5.00% , 07/01/25 ..... 915 927,731
Series 2015C , RB , 5.00% , 07/01/26 ..... 20 20,279
Series 2016A , RB , 5.00% , 07/01/26 ..... 180 185,578
Series 2021A , RB , 5.00% , 07/01/26 ..... 630 649,521
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,788,761
Series 2015A , RB , 5.00% , 07/01/27 ..... 310 314,292
Series 2018C , RB , 5.00% , 07/01/28 ..... 510 542,612
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,000 15,959,190
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,865 1,894,234
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,207,870
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,610,469
Port of Tacoma, Series 2016A, GO,
5.00%, 12/01/28 ................. 790 817,093
State of Washington
Series R-2021A , GO , 5.00% , 06/01/24 ... 1,640 1,640,000
Series R-2016B , GO , 5.00% , 07/01/24 ... 340 340,266
Series R-2015E , GO , 5.00% , 07/01/24 ... 620 620,486
Series R-2015B , GO , 5.00% , 07/01/24 ... 3,160 3,162,476
Series R-2015A , GO , 5.00% , 07/01/24 ... 1,870 1,871,465
Series R-2020C , GO , 5.00% , 07/01/24 ... 2,050 2,051,606
Series R-2022C , GO , 5.00% , 07/01/24 ... 20,000 20,015,668
Series R-2018D , GO , 5.00% , 08/01/24 ... 985 986,692
Series R-2018C , GO , 5.00% , 08/01/24 ... 2,570 2,574,415
Series R-2017C , GO , 5.00% , 08/01/24 ... 3,035 3,040,214
Series R-2023A , GO , 5.00% , 08/01/24 ... 10,000 10,017,178
Series R-2022E , RB , 5.00% , 09/01/24 .... 3,765 3,775,405

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2021C , GO , 5.00% , 02/01/25 ..... USD 410 $ 413,565
Series 2021E , GO , 5.00% , 06/01/25 ..... 1,000 1,014,193
Series R-2020D , GO , 5.00% , 07/01/25 ... 4,535 4,605,310
Series R-2020C , GO , 5.00% , 07/01/25 ... 4,345 4,412,364
Series R-2022C , GO , 5.00% , 07/01/25 ... 7,480 7,595,969
Series R-2015F , GO , 5.00% , 07/01/25 .... 2,000 2,016,169
Series R-2018D , GO , 5.00% , 08/01/25 ... 975 991,870
Series R-2018C , GO , 5.00% , 08/01/25 ... 700 712,112
Series 2021C , GO , 5.00% , 02/01/26 ..... 5,000 5,129,840
Series 2018C , GO , 5.00% , 02/01/26 ..... 175 179,544
Series 2017D , GO , 5.00% , 02/01/26 ..... 3,080 3,159,981
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,529,990
Series R-2016B , GO , 5.00% , 07/01/26 ... 2,215 2,263,944
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,505,130
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 121,512
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 30 30,504
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,805,054
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 46,833
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 171,720
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,219,251
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,000 5,092,431
Series R-2015C , GO , 5.00% , 07/01/27 ... 410 413,389
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 99,540
Series 2020A , GO , 5.00% , 08/01/27 ..... 30 31,473
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,637,774
Series 2022C , GO , 5.00% , 02/01/28 ..... 840 889,271
Series 2021D , GO , 5.00% , 06/01/28 ..... 2,160 2,298,837
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,128,553
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,190,448
Series 2024D , GO , 5.00% , 06/01/28 ..... 4,425 4,709,424
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,516,291
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,160 20,446,502
Series 2024C , GO , 5.00% , 02/01/29 ..... 16,885 18,145,313
University of Washington, Series 2015B, RB,
5.00%, 06/01/27 ................. 5,175 5,243,759
416,331,178
West Virginia — 0.1%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 530 537,938
Series 2015A , GO , 3.00% , 11/01/25 ..... 425 419,015
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 5,010,546
West Virginia Commissioner of Highways,
Series 2017A, RB, 5.00%, 09/01/26 ..... 1,045 1,078,872
7,046,371
Wisconsin — 2.0%
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,666,784
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,916,205
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,196,110
State of Wisconsin
Series 2016-1 , GO , 5.00% , 11/01/24 ..... 1,530 1,538,104
Series 2017-2 , GO , 5.00% , 11/01/24 ..... 11,985 12,048,481
Series 2014-4 , GO , 5.00% , 05/01/25 ..... 6,230 6,264,960
Series 2021B , GO , 5.00% , 05/01/25 ..... 2,465 2,498,044
Series 2021-2 , GO , 5.00% , 05/01/25 ..... 1,350 1,368,097
Series 2019A , RB , 5.00% , 05/01/25 ..... 165 167,192
Series 2019A , GO , 5.00% , 05/01/25 ..... 100 101,341
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 2,240 2,289,075
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,715 2,774,482
Series 2016-1 , GO , 5.00% , 11/01/25 ..... 3,320 3,362,843
Series 2016A , GO , 5.00% , 05/01/26 ..... 100 101,081
Series 2022-1 , GO , 5.00% , 05/01/26 ..... 8,185 8,431,480
Series 2021B , GO , 5.00% , 05/01/26 ..... 5,725 5,897,400
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2017A , GO , 5.00% , 05/01/26 ..... USD 60 $ 60,648
Series 2014-4 , GO , 5.00% , 05/01/26 ..... 400 402,000
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,890,258
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,030,114
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,147,282
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,775 1,857,238
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,196,542
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 799,258
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 440 459,704
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 506,719
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,879,482
Series 2024-1 , GO , 5.00% , 05/01/28 ..... 4,000 4,252,434
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,397,988
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,698,154
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,783,989
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,311,904
Series 2016A , GO , 5.00% , 05/01/32 ..... 15,700 15,901,530
Series 2017A , GO , 5.00% , 05/01/32 ..... 2,080 2,106,700
State of Wisconsin Clean Water Fund
Leveraged Loan Portfolio
Series 2016-1 , RB , 5.00% , 06/01/30 ..... 1,805 1,805,000
Series 2016-1 , RB , 5.00% , 06/01/31 ..... 3,000 3,000,000
State of Wisconsin Environmental Improvement
Fund
Series 2017A , RB , 5.00% , 06/01/24 ..... 1,615 1,615,000
Series 2018A , RB , 5.00% , 06/01/25 ..... 2,340 2,375,275
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,405 1,448,754
Wisconsin Department of Transportation
Series 2017-2 , RB , 5.00% , 07/01/24 ..... 520 520,444
Series 2019A , RB , 5.00% , 07/01/24 ..... 5,230 5,234,470
Series 2015A , RB , 4.00% , 07/01/25 ..... 11,200 11,197,202
Series 2015-1 , RB , 5.00% , 07/01/25 ..... 605 614,894
Series 2015A , RB , 5.00% , 07/01/27 ..... 5,930 5,933,033
Series 2017-1 , RB , 5.00% , 07/01/32 ..... 1,100 1,100,911
Series 2015A , RB , 5.00% , 07/01/34 ..... 165 165,084
Series 2017-1 , RB , 5.00% , 07/01/34 ..... 3,050 3,052,527
Series 2017-1 , RB , 5.00% , 07/01/35 ..... 2,780 2,782,303
183,148,520
Total Long-Term Investments — 100 .1%
(Cost: $ 8,847,445,005 ) ............................ 8,682,043,213
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.26%
(d) (e)
......... 49,615 49,620
Total Short-Term Securities — 0 .0%
(Cost: $ 49,620 ) ................................. 49,620
Total Investments — 100 .1%
(Cost: $ 8,847,494,625 ) ............................ 8,682,092,833
Liabilities in Excess of Other Assets — (0.1) % ............. (8,296,172)
Net Assets — 100.0% ...............................
$ 8,673,796,661
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 740,732 $ — $ (691,112)
(a)
$ — $ — $ 49,620 49,615 $ 16,688 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 8,682,043,213 $ — $ 8,682,043,213
Short-Term Securities
Money Market Funds ...................................... 49,620 — — 49,620
$ 49,620 $ 8,682,043,213 $ — $ 8,682,092,833

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short-Term National Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes